Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.94%
U.S. Treasury Inflation — Indexed Bonds-2.32%(a)
1.75%, 01/15/2028	$2,337,677	$2,377,543
U.S. Treasury Inflation — Indexed Notes-97.62%(a)
0.63%, 04/15/2023	5,927,718	5,904,334
0.38%, 07/15/2023	5,515,232	5,485,245
0.63%, 01/15/2024	5,499,853	5,392,654
0.50%, 04/15/2024	3,999,027	3,899,513
0.13%, 07/15/2024	5,406,554	5,249,547
0.13%, 10/15/2024	4,294,065	4,156,675
0.25% - 2.38%, 01/15/2025	10,070,723	9,902,151
0.13%, 04/15/2025	4,309,113	4,132,178
0.38%, 07/15/2025	5,412,406	5,236,450
0.13%, 10/15/2025	4,136,075	3,967,601
0.63% - 2.00%, 01/15/2026	8,743,707	8,582,569
0.13%, 04/15/2026	4,756,799	4,520,158
0.13%, 07/15/2026	4,809,684	4,585,892
0.13%, 10/15/2026	4,386,723	4,172,300
0.38% - 2.38%, 01/15/2027	7,544,045	7,405,704
0.13%, 04/15/2027	4,363,190	4,122,117
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.38%, 07/15/2027	$4,722,602	$4,521,017
1.63%, 10/15/2027	4,223,412	4,280,283
0.50%, 01/15/2028	4,927,936	4,718,291
		100,234,679
Total U.S. Treasury Securities (Cost $108,790,469)		102,612,222
	Shares
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(b)(c) (Cost $221,214)	221,214	221,214
TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $109,011,683)		102,833,436
OTHER ASSETS LESS LIABILITIES-(0.16)%		(159,775)
NET ASSETS-100.00%		$102,673,661
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,418	$2,273,710	$(2,111,914)	$-	$-	$221,214	$1,383
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,031,059	904	(1,031,963)	-	-	-	-*
Invesco Private Prime Fund	2,651,295	7,235	(2,658,530)	-	-	-	1*
Total	$3,741,772	$2,281,849	$(5,802,407)	$-	$-	$221,214	$1,384

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Australia-8.91%
Adbri Ltd.	2,176	$2,837
AGL Energy Ltd.	3,131	16,878
Allkem Ltd.(a)	2,750	25,152
ALS Ltd.	2,286	21,021
Altium Ltd.	520	14,188
Alumina Ltd.	12,005	13,239
AMP Ltd.(a)	15,551	14,629
Ampol Ltd.	1,134	24,364
Ansell Ltd.	614	12,188
ANZ Group Holdings Ltd.	14,683	259,591
APA Group	5,620	41,819
Aristocrat Leisure Ltd.	3,186	76,241
ASX Ltd.	923	44,858
Atlas Arteria Ltd.	7,574	36,612
Aurizon Holdings Ltd.	8,407	21,860
Bank of Queensland Ltd.	3,044	14,950
Beach Energy Ltd.	8,400	8,938
Bendigo & Adelaide Bank Ltd.	2,627	18,622
BHP Group Ltd.	24,272	844,559
BlueScope Steel Ltd.	2,243	30,283
Boral Ltd.(b)	1,914	4,639
Brambles Ltd.	6,611	55,855
carsales.com Ltd.	1,592	25,454
Challenger Ltd.	3,192	16,240
Charter Hall Group	2,245	21,783
Cleanaway Waste Management Ltd.	9,831	18,912
Cochlear Ltd.	303	45,360
Coles Group Ltd.	6,040	75,588
Commonwealth Bank of Australia	8,303	643,929
CSL Ltd.	2,338	491,078
CSR Ltd.	2,311	8,566
Deterra Royalties Ltd.	2,013	6,936
Dexus	5,124	29,427
Domain Holdings Australia Ltd.	1,101	2,483
Domino’s Pizza Enterprises Ltd.	288	15,362
Downer EDI Ltd.	3,280	8,713
EBOS Group Ltd.	751	20,869
Endeavour Group Ltd.	6,040	28,218
Evolution Mining Ltd.	7,975	17,983
Flight Centre Travel Group Ltd.(a)(c)	681	7,562
Fortescue Metals Group Ltd.	7,570	118,633
Glencore PLC	62,358	415,474
Goodman Group	8,728	122,819
GPT Group (The)	9,124	29,253
Harvey Norman Holdings Ltd.	2,821	8,886
IDP Education Ltd.	864	18,995
IGO Ltd.	2,957	30,359
Iluka Resources Ltd.	1,997	15,198
Incitec Pivot Ltd.	9,234	22,383
Insignia Financial Ltd.	3,028	7,447
Insurance Australia Group Ltd.	11,570	39,949
James Hardie Industries PLC, CDI	2,114	46,849
JB Hi-Fi Ltd.(b)	538	18,341
Lendlease Corp. Ltd.	3,273	19,811
Lottery Corp. Ltd. (The)(a)	10,579	35,036
Lynas Rare Earths Ltd.(a)	4,277	28,299
Macquarie Group Ltd.	1,656	218,607
Magellan Financial Group Ltd.	664	4,174
Medibank Pvt. Ltd.	13,117	27,174
Metcash Ltd.	4,597	13,540
Mineral Resources Ltd.	797	49,949
	Shares	Value
Australia-(continued)
Mirvac Group	18,733	$29,964
National Australia Bank Ltd.	15,576	348,915
Newcrest Mining Ltd.	4,248	66,782
NEXTDC Ltd.(a)	2,157	15,032
Northern Star Resources Ltd.	5,413	47,869
Nufarm Ltd.	1,810	7,550
Orica Ltd.	2,139	22,292
Origin Energy Ltd.	8,363	44,021
Orora Ltd.	4,128	8,668
OZ Minerals Ltd.	1,546	30,416
Perpetual Ltd.	269	4,839
Pilbara Minerals Ltd.(a)	12,512	41,879
Platinum Asset Management Ltd.	2,497	3,783
Pro Medicus Ltd.	193	9,091
Qantas Airways Ltd.(a)	3,959	17,687
QBE Insurance Group Ltd.	7,017	67,938
Qube Holdings Ltd.	7,923	17,084
Ramsay Health Care Ltd.	833	39,104
REA Group Ltd.	238	21,067
Reece Ltd.	1,018	11,542
Region RE Ltd.	5,282	10,049
Rio Tinto Ltd.	1,768	157,771
Rio Tinto PLC	5,327	414,405
Santos Ltd.	14,621	73,252
Scentre Group	24,698	53,080
SEEK Ltd.	1,658	28,285
Seven Group Holdings Ltd.(b)	640	10,224
Sonic Healthcare Ltd.	2,275	50,625
South32 Ltd.	22,213	71,062
Star Entertainment Group Ltd. (The)(a)	4,082	5,580
Stockland	11,360	31,459
Suncorp Group Ltd.	6,009	53,055
Tabcorp Holdings Ltd.	9,900	7,325
Telstra Group Ltd.	19,584	56,303
TPG Telecom Ltd.	1,747	5,933
Transurban Group	14,661	142,669
Treasury Wine Estates Ltd.	3,438	35,176
Vicinity Ltd.	17,941	26,043
Washington H Soul Pattinson & Co. Ltd.	1,268	25,652
Wesfarmers Ltd.	5,395	188,749
Westpac Banking Corp.	16,636	278,059
Whitehaven Coal Ltd.	3,810	22,552
WiseTech Global Ltd.	749	31,952
Woodside Energy Group Ltd.	9,006	230,109
Woolworths Group Ltd.	5,799	147,432
Worley Ltd.	1,778	19,357
		7,410,643
Austria-0.26%
ANDRITZ AG	321	19,104
Erste Group Bank AG	1,561	58,913
Mondi PLC(b)	2,307	43,255
OMV AG	677	33,711
Raiffeisen Bank International AG(a)	616	11,012
Telekom Austria AG(a)	649	4,349
Verbund AG	314	26,617
voestalpine AG	548	18,093
		215,054
Belgium-0.80%
Ackermans & van Haaren N.V.	108	18,638
Ageas S.A./N.V.	873	42,438
Anheuser-Busch InBev S.A./N.V.	4,127	246,921
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Belgium-(continued)
D’Ieteren Group	111	$21,084
Elia Group S.A./N.V.	178	24,899
Etablissements Franz Colruyt N.V.(b)	238	6,278
Groupe Bruxelles Lambert N.V.	485	41,307
KBC Group N.V.	1,308	96,399
Proximus SADP	666	6,808
Sofina S.A.(b)	74	17,488
Solvay S.A., Class A	321	37,181
UCB S.A.	576	47,155
Umicore S.A.	974	36,632
Warehouses De Pauw C.V.A.(b)	671	21,177
		664,405
Brazil-0.04%
Yara International ASA	772	34,162
Burkina Faso-0.03%
Endeavour Mining PLC	873	20,517
Cambodia-0.01%
NagaCorp Ltd.(a)	7,770	7,087
Chile-0.04%
Antofagasta PLC(b)	1,649	35,171
China-0.72%
AAC Technologies Holdings, Inc.(a)	3,379	8,966
BOC Hong Kong Holdings Ltd.	16,961	59,180
Budweiser Brewing Co. APAC Ltd.(d)	7,985	25,162
China Travel International Investment Hong Kong Ltd.(a)	11,713	2,495
Chow Tai Fook Jewellery Group Ltd.	8,260	17,640
ESR Group Ltd.(d)	9,585	19,174
HUTCHMED China Ltd.(a)	2,219	8,153
Kerry Logistics Network Ltd.	1,119	2,187
Lenovo Group Ltd.	34,989	27,987
MMG Ltd.(a)	11,588	3,740
Nexteer Automotive Group Ltd.	3,896	2,823
Prosus N.V.(a)	4,058	325,339
Shangri-La Asia Ltd.(a)	5,791	5,053
SITC International Holdings Co. Ltd.	5,808	12,656
Want Want China Holdings Ltd.	20,753	13,503
Wharf Holdings Ltd. (The)	5,869	15,274
Wilmar International Ltd.	10,029	31,056
Xinyi Glass Holdings Ltd.	9,683	20,580
		600,968
Denmark-2.47%
AP Moller - Maersk A/S, Class A	15	31,775
AP Moller - Maersk A/S, Class B	28	60,559
Carlsberg A/S, Class B	442	62,437
Chr. Hansen Holding A/S	490	36,025
Coloplast A/S, Class B	634	76,138
Danske Bank A/S	3,137	65,078
Demant A/S(a)	484	13,627
DSV A/S	893	146,795
Genmab A/S(a)	312	121,706
GN Store Nord A/S	610	14,943
H Lundbeck A/S	1,136	4,206
H Lundbeck A/S, Class A(a)	284	977
Novo Nordisk A/S, Class B	7,528	1,036,367
Novozymes A/S, Class B(b)	944	48,910
Orsted A/S(d)	898	79,315
Pandora A/S	424	35,035
Rockwool A/S, Class B	34	9,679
Royal Unibrew A/S	225	15,724
	Shares	Value
Denmark-(continued)
SimCorp A/S	189	$13,161
Tryg A/S	1,716	39,206
Vestas Wind Systems A/S	4,802	139,353
		2,051,016
Finland-1.20%
Elisa OYJ	681	38,740
Fortum OYJ	2,054	30,818
Huhtamaki OYJ(b)	442	16,475
Kesko OYJ, Class B	1,281	29,731
Kojamo OYJ	929	14,226
Kone OYJ, Class B	1,587	86,247
Metso Outotec OYJ	2,883	32,923
Neste OYJ	1,979	94,204
Nokia OYJ	26,806	126,684
Nordea Bank Abp	17,103	199,344
Orion OYJ, Class B	492	26,284
Sampo OYJ, Class A	2,340	122,417
Stora Enso OYJ, Class R	2,731	38,840
UPM-Kymmene OYJ	2,537	91,614
Valmet OYJ(b)	835	26,090
Wartsila OYJ Abp	2,320	21,971
		996,608
France-10.20%
Accor S.A.(a)	868	28,064
Adevinta ASA, Class B(a)	1,320	11,246
Aeroports de Paris(a)	136	21,011
Air Liquide S.A.	2,485	394,192
Airbus SE	2,724	339,743
ALD S.A.(d)	541	6,780
Alstom S.A.(b)	1,405	41,505
Amundi S.A.(d)	269	17,529
Arkema S.A.	308	31,029
AXA S.A.	8,825	274,257
BioMerieux	206	20,887
BNP Paribas S.A.	5,226	357,002
Bollore SE	4,702	26,197
Bouygues S.A.	1,013	33,269
Bureau Veritas S.A.	1,349	38,444
Capgemini SE	765	144,481
Carrefour S.A.(b)	2,816	53,429
Cie de L’Odet SE	2	3,097
Cie de Saint-Gobain	2,186	124,759
Cie Generale des Etablissements Michelin S.C.A.	3,328	104,654
Covivio	236	16,135
Credit Agricole S.A.	5,762	69,061
Danone S.A.	2,905	158,727
Dassault Aviation S.A.	109	18,550
Dassault Systemes SE	3,168	117,187
Edenred	1,185	64,336
Eiffage S.A.	353	37,556
ENGIE S.A.	7,893	111,610
EssilorLuxottica S.A.	1,418	258,569
Eurazeo SE	232	16,189
Faurecia SE(a)	741	14,598
Gecina S.A.	244	28,779
Getlink SE	2,165	36,516
Hermes International	151	281,167
ICADE	154	7,285
Ipsen S.A.	160	16,751
JCDecaux SE(a)	345	7,786
Kering S.A.	348	215,618

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
France-(continued)
Klepierre S.A.	864	$21,826
La Francaise des Jeux SAEM(d)	415	17,690
Legrand S.A.	1,273	112,981
L’Oreal S.A.	1,199	492,287
LVMH Moet Hennessy Louis Vuitton SE	1,208	1,049,559
Neoen S.A.(d)	206	7,681
Orange S.A.	9,125	96,347
Pernod Ricard S.A.	975	201,085
Publicis Groupe S.A.	1,089	76,569
Remy Cointreau S.A.	115	21,557
Renault S.A.(a)	914	36,966
Rexel S.A.(a)	1,144	25,172
Safran S.A.	1,662	237,901
Sanofi	5,252	511,472
Sartorius Stedim Biotech	112	38,790
Schneider Electric SE	2,603	419,299
SCOR SE	743	18,269
SEB S.A.	141	14,678
Societe Generale S.A.	3,626	107,429
Sodexo S.A.	415	41,024
SOITEC(a)	117	17,605
Somfy S.A.(c)	38	5,902
Teleperformance	275	76,159
Thales S.A.	478	63,023
TotalEnergies SE(b)	11,390	704,849
Ubisoft Entertainment S.A.(a)(b)	448	9,210
Unibail-Rodamco-Westfield SE(a)(b)	489	31,424
Valeo	1,144	24,830
Veolia Environnement S.A.	2,975	87,819
Vinci S.A.	2,372	266,988
Vivendi SE	3,338	35,738
Wendel SE	128	13,484
Worldline S.A.(a)(d)	1,155	52,107
		8,485,715
Germany-7.55%
1&1 AG	219	3,049
adidas AG	801	128,210
Allianz SE	1,967	468,268
Aroundtown S.A.(b)	5,425	15,018
BASF SE	4,369	248,636
Bayer AG	4,695	290,643
Bayerische Motoren Werke AG	1,529	154,815
Bayerische Motoren Werke AG, Preference Shares	273	25,721
Bechtle AG	384	16,085
Beiersdorf AG	475	57,572
Brenntag SE	738	54,791
Carl Zeiss Meditec AG, BR	175	25,078
Commerzbank AG(a)	4,951	56,271
Continental AG	516	36,045
Covestro AG(d)	858	39,249
CTS Eventim AG & Co. KGaA(a)	279	19,483
Daimler Truck Holding AG(a)	1,998	66,769
Deutsche Bank AG	9,726	128,952
Deutsche Boerse AG	877	156,443
Deutsche Lufthansa AG(a)	2,847	30,026
Deutsche Post AG	4,621	197,634
Deutsche Telekom AG	16,162	358,954
Deutsche Wohnen SE	216	5,079
DWS Group GmbH & Co. KGaA(d)	160	5,724
E.ON SE	10,594	114,895
Evonik Industries AG	908	20,078
Evotec SE(a)	734	14,341
	Shares	Value
Germany-(continued)
Fielmann AG	114	$4,281
Fraport AG Frankfurt Airport Services Worldwide(a)	160	9,046
Fresenius Medical Care AG & Co. KGaA	965	36,042
Fresenius SE & Co. KGaA	1,940	55,897
Fuchs Petrolub SE	160	5,283
Fuchs Petrolub SE, Preference Shares	332	13,190
GEA Group AG	788	35,388
Hannover Rueck SE	286	57,836
HeidelbergCement AG	688	46,924
Hella GmbH & Co. KGaA	111	9,313
HelloFresh SE(a)	777	18,717
Henkel AG & Co. KGaA	480	31,956
Henkel AG & Co. KGaA, Preference Shares	803	57,035
HOCHTIEF AG	91	5,740
Infineon Technologies AG	6,206	221,848
KION Group AG	372	14,896
Knorr-Bremse AG	315	20,581
Lanxess AG	405	20,066
LEG Immobilien SE	347	26,976
Mercedes-Benz Group AG	4,015	297,168
Merck KGaA	616	127,814
METRO AG(a)	622	6,093
MTU Aero Engines AG	254	63,116
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	670	240,853
Nemetschek SE	256	13,587
Puma SE	474	32,102
Rational AG	26	16,999
Rheinmetall AG	206	47,877
RWE AG	2,999	132,888
SAP SE	5,354	630,199
Sartorius AG	13	4,765
Sartorius AG, Preference Shares	116	51,690
Scout24 SE(d)	359	20,812
Siemens AG	3,665	568,796
Siemens Energy AG(b)	2,039	42,340
Siemens Healthineers AG(d)	1,319	70,293
Sixt SE	62	7,669
Sixt SE, Preference Shares	80	6,065
SUSE S.A.(a)	173	3,339
Symrise AG	621	65,744
Talanx AG	253	12,464
Telefonica Deutschland Holding AG	4,278	12,563
thyssenkrupp AG(a)	2,308	18,002
Traton SE	236	4,060
TUI AG(a)(b)	5,784	12,027
United Internet AG	512	11,838
Vantage Towers AG	440	16,047
Varta AG(b)	64	1,934
Volkswagen AG	138	24,062
Volkswagen AG, Preference Shares	961	132,487
Vonovia SE	3,426	96,257
Wacker Chemie AG	73	10,977
Zalando SE(a)(d)	1,037	47,966
		6,279,737
Hong Kong-2.65%
AIA Group Ltd.	58,055	655,832
ASMPT Ltd.	1,545	12,723
Bank of East Asia Ltd. (The)	4,585	5,884
Cafe de Coral Holdings Ltd.	1,915	3,347
Cathay Pacific Airways Ltd.(a)	4,772	4,749
Champion REIT	9,699	4,294

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Hong Kong-(continued)
CK Asset Holdings Ltd.	9,219	$58,923
CK Hutchison Holdings Ltd.	12,604	80,076
CK Infrastructure Holdings Ltd.	2,924	16,245
CLP Holdings Ltd.	7,754	57,572
Dah Sing Banking Group Ltd.	1,930	1,559
Dah Sing Financial Holdings Ltd.	772	2,044
DFI Retail Group Holdings Ltd.	1,456	4,645
Guotai Junan International Holdings Ltd.	12,522	1,246
Haitong International Securities Group Ltd.(a)(b)	13,733	1,577
Hang Lung Group Ltd.	3,919	7,229
Hang Lung Properties Ltd.	8,795	16,561
Hang Seng Bank Ltd.	3,485	57,975
Henderson Land Development Co. Ltd.	5,843	21,580
Hong Kong & China Gas Co. Ltd. (The)	51,372	51,513
Hong Kong Exchanges & Clearing Ltd.	6,057	272,306
Hongkong Land Holdings Ltd.	5,285	25,738
Huabao International Holdings Ltd.	4,813	2,456
Hutchison Port Holdings Trust, Class U	24,022	4,924
Hutchison Telecommunications Hong Kong Holdings Ltd.	5,869	1,018
Hysan Development Co. Ltd.	2,924	9,829
Jardine Matheson Holdings Ltd.	899	47,665
Johnson Electric Holdings Ltd., Class H	1,474	2,020
Kerry Properties Ltd.	2,915	7,386
Link REIT	10,059	80,461
Man Wah Holdings Ltd.	7,188	8,290
Melco International Development Ltd.(a)(b)	3,887	5,038
MTR Corp. Ltd.	6,786	36,274
New World Development Co. Ltd.	6,795	20,285
NWS Holdings Ltd.	6,801	6,403
Orient Overseas International Ltd.(b)	620	10,259
PCCW Ltd.	19,511	9,583
Power Assets Holdings Ltd.	6,322	35,729
Prudential PLC	13,125	216,439
Sino Land Co. Ltd.	17,230	22,377
Sun Hung Kai Properties Ltd.	6,742	95,558
Super Hi International Holding Ltd.(a)	1,000	1,916
Swire Pacific Ltd., Class A	2,432	22,277
Swire Pacific Ltd., Class B	4,828	6,677
Swire Properties Ltd.	5,062	14,207
Techtronic Industries Co. Ltd.	6,266	80,418
United Energy Group Ltd.	35,003	3,438
Vitasoy International Holdings Ltd.(a)	3,870	8,215
VTech Holdings Ltd.	775	5,121
WH Group Ltd.	37,082	22,802
Wharf Real Estate Investment Co. Ltd.	7,753	44,311
Yue Yuen Industrial Holdings Ltd.	3,412	5,589
		2,200,583
Indonesia-0.01%
First Pacific Co. Ltd.	11,634	4,052
Ireland-0.68%
AIB Group PLC	7,041	29,364
Bank of Ireland Group PLC	5,764	61,260
CRH PLC	3,651	168,711
Flutter Entertainment PLC(a)	835	129,010
Glanbia PLC	896	10,899
Kerry Group PLC, Class A	734	68,508
Kingspan Group PLC	718	45,851
Smurfit Kappa Group PLC	1,235	51,572
		565,175
	Shares	Value
Israel-0.66%
AFI Properties Ltd.(a)	80	$2,605
Airport City Ltd.(a)	352	5,545
Alony Hetz Properties & Investments Ltd.	512	5,453
Amot Investments Ltd.	672	3,921
Ashtrom Group Ltd.	191	3,597
Azrieli Group Ltd.	192	12,280
Bank Hapoalim BM	6,360	56,874
Bank Leumi Le-Israel BM	7,362	64,619
Bezeq The Israeli Telecommunication Corp. Ltd.	10,189	16,822
Big Shopping Centers Ltd.	64	6,390
Delek Group Ltd.(a)	38	4,102
Elbit Systems Ltd.	127	21,218
Elco Ltd.	47	2,178
Electra Ltd.(b)	10	5,100
Energix-Renewable Energies Ltd.	896	2,943
Enlight Renewable Energy Ltd.(a)	439	9,068
Fattal Holdings 1998 Ltd.(a)	40	3,843
First International Bank of Israel Ltd. (The)	256	10,283
Fox Wizel Ltd.	33	2,964
Gav-Yam Lands Corp. Ltd.	479	3,851
Harel Insurance Investments & Financial Services Ltd.	544	5,231
ICL Group Ltd.	3,455	27,196
Israel Corp. Ltd. (The)	20	7,356
Israel Discount Bank Ltd., Class A	5,827	29,578
Maytronics Ltd.	223	2,698
Melisron Ltd.	96	6,670
Mivne Real Estate KD Ltd.(b)	3,359	10,712
Mizrahi Tefahot Bank Ltd.	640	21,003
Nice Ltd.(a)	322	66,255
Nova Ltd.(a)	129	11,592
OPC Energy Ltd.(a)	352	3,637
Paz Oil Co. Ltd.(a)	76	9,447
Phoenix Holdings Ltd. (The)	608	6,491
Sapiens International Corp. N.V.	128	2,846
Shapir Engineering and Industry Ltd.	544	4,109
Shikun & Binui Ltd.(a)	1,075	3,139
Shufersal Ltd.	1,859	10,383
Strauss Group Ltd.	192	4,892
Teva Pharmaceutical Industries Ltd.(a)	4,808	50,857
Tower Semiconductor Ltd.(a)	512	21,485
		549,233
Italy-2.02%
A2A S.p.A.	7,201	10,785
Amplifon S.p.A.(b)	608	16,686
Assicurazioni Generali S.p.A.	6,569	127,703
Banca Mediolanum S.p.A.	1,145	10,901
Buzzi Unicem S.p.A.	443	9,930
Coca-Cola HBC AG(a)	929	22,434
Davide Campari-Milano N.V.	2,350	25,083
De’ Longhi S.p.A.(b)	334	7,676
DiaSorin S.p.A.	109	14,117
Enel S.p.A.	37,107	217,258
Eni S.p.A.	10,846	166,512
Ferrari N.V.	576	143,192
FinecoBank Banca Fineco S.p.A.	2,904	51,881
Hera S.p.A.	3,739	10,684
Infrastrutture Wireless Italiane S.p.A.(d)	1,676	18,284
Interpump Group S.p.A.	383	19,874
Intesa Sanpaolo S.p.A.	79,280	207,506
Italgas S.p.A.	2,330	13,576
Leonardo S.p.A.	1,904	19,549

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Italy-(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	3,088	$33,054
Moncler S.p.A.	969	60,196
Nexi S.p.A.(a)(d)	2,717	23,783
Pirelli & C. S.p.A.(d)	2,328	11,595
Poste Italiane S.p.A.(d)	2,171	23,074
PRADA S.p.A.	2,435	15,548
Prysmian S.p.A.	1,253	50,895
Recordati Industria Chimica e Farmaceutica S.p.A.	459	20,005
Reply S.p.A.	109	14,075
Snam S.p.A.	10,604	53,828
Telecom Italia S.p.A.(a)(b)	51,073	14,638
Telecom Italia S.p.A., RSP(a)	28,710	7,982
Terna Rete Elettrica Nazionale S.p.A.	6,707	52,825
UniCredit S.p.A.	9,345	181,507
UnipolSai Assicurazioni S.p.A.(b)	2,026	5,369
		1,682,005
Japan-22.23%
ABC-Mart, Inc.	128	6,880
Acom Co. Ltd.	1,782	4,426
Activia Properties, Inc.	4	11,965
Advance Residence Investment Corp.	7	17,090
Advantest Corp.	932	65,934
Aeon Co. Ltd.	3,337	68,192
AEON Financial Service Co. Ltd.	576	5,816
Aeon Mall Co. Ltd.	608	8,542
AEON REIT Investment Corp.(b)	9	9,938
AGC, Inc.	896	32,830
Aica Kogyo Co. Ltd.	256	6,162
Ain Holdings, Inc.	128	5,522
Air Water, Inc.	856	10,420
Aisin Corp.	832	24,184
Ajinomoto Co., Inc.	2,287	75,146
Alfresa Holdings Corp.	806	10,059
Alps Alpine Co. Ltd.	959	9,756
Amada Co. Ltd.	1,510	13,492
Amano Corp.	320	5,827
ANA Holdings, Inc.(a)	746	16,461
Anritsu Corp.	672	6,402
Aozora Bank Ltd.	576	11,489
Ariake Japan Co. Ltd.	96	3,230
As One Corp.	128	5,699
Asahi Group Holdings Ltd.	2,286	75,271
Asahi Intecc Co. Ltd.	928	16,142
Asahi Kasei Corp.	5,847	44,170
Asics Corp.	831	19,618
ASKUL Corp.	192	2,531
Astellas Pharma, Inc.	8,749	128,667
Azbil Corp.	640	17,914
AZ-COM MARUWA Holdings, Inc.	223	2,802
Bandai Namco Holdings, Inc.	958	63,766
Bank of Kyoto Ltd. (The)	352	16,295
BayCurrent Consulting, Inc.	640	26,920
Benefit One, Inc.	288	4,710
Benesse Holdings, Inc.	352	5,370
Bic Camera, Inc.	678	6,392
BIPROGY, Inc.	320	8,317
Bridgestone Corp.	2,766	102,838
Brother Industries Ltd.	1,149	17,759
Calbee, Inc.	384	8,667
Canon Marketing Japan, Inc.	224	5,297
Canon, Inc.(b)	4,665	103,778
Capcom Co. Ltd.	896	28,938
	Shares	Value
Japan-(continued)
Casio Computer Co. Ltd.	1,023	$10,494
Central Japan Railway Co.	894	108,893
Chiba Bank Ltd. (The)	2,860	21,575
Chubu Electric Power Co., Inc.	3,306	35,540
Chugai Pharmaceutical Co. Ltd.	3,081	79,557
Chugin Financial Group, Inc.	774	5,613
Chugoku Electric Power Co., Inc. (The)	1,424	7,807
Coca-Cola Bottlers Japan Holdings, Inc.	646	6,776
COMSYS Holdings Corp.	543	10,326
Concordia Financial Group Ltd.	5,315	23,296
Cosmo Energy Holdings Co. Ltd.	356	9,910
Cosmos Pharmaceutical Corp.	101	9,848
Credit Saison Co. Ltd.	710	9,270
CyberAgent, Inc.	1,863	17,277
Dai Nippon Printing Co. Ltd.	1,233	29,013
Daicel Corp.	1,256	9,233
Daido Steel Co. Ltd.	192	7,220
Daifuku Co. Ltd.	478	26,060
Dai-ichi Life Holdings, Inc.	4,629	108,246
Daiichi Sankyo Co. Ltd.	8,967	280,225
Daiichikosho Co. Ltd.	192	5,943
Daikin Industries Ltd.	1,287	222,376
Daio Paper Corp.	383	2,945
Daito Trust Construction Co. Ltd.	319	31,447
Daiwa House Industry Co. Ltd.	3,019	72,222
Daiwa House REIT Investment Corp.	11	23,921
Daiwa Office Investment Corp.	1	4,698
Daiwa Securities Group, Inc.	6,930	32,613
Daiwa Securities Living Investments Corp.	11	9,195
DeNA Co. Ltd.	417	5,830
Denka Co. Ltd.	416	8,592
Denso Corp.	2,125	113,926
Dentsu Group, Inc.	961	30,778
Descente Ltd.	174	4,777
DIC Corp.	416	7,700
Disco Corp.	128	38,091
DMG Mori Co. Ltd.	512	7,756
Dowa Holdings Co. Ltd.	224	7,768
East Japan Railway Co.	1,759	97,929
Ebara Corp.	448	18,844
Eisai Co. Ltd.	1,287	79,291
Electric Power Development Co. Ltd.	742	11,948
ENEOS Holdings, Inc.	13,849	49,328
EXEO Group, Inc.	448	8,123
Ezaki Glico Co. Ltd.	256	7,146
Fancl Corp.	320	6,469
FANUC Corp.	927	163,274
Fast Retailing Co. Ltd.	244	147,137
Food & Life Cos. Ltd.	512	11,299
FP Corp.	223	6,027
Frontier Real Estate Investment Corp.	3	11,558
Fuji Electric Co. Ltd.	576	23,121
Fuji Kyuko Co. Ltd.	86	3,012
Fuji Media Holdings, Inc.	224	1,886
Fuji Oil Holdings, Inc.	224	3,543
FUJIFILM Holdings Corp.	1,724	90,625
Fujitsu General Ltd.	288	8,106
Fujitsu Ltd.	880	125,255
Fukuoka Financial Group, Inc.	736	16,939
Furukawa Electric Co. Ltd.	320	6,179
Fuyo General Lease Co. Ltd.	96	6,577
GLP J-Reit	23	25,946

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
GMO Internet Group, Inc.	288	$5,623
GMO Payment Gateway, Inc.	192	17,569
GOLDWIN, Inc.	161	12,207
GS Yuasa Corp.	384	6,673
GungHo Online Entertainment, Inc.(a)	160	2,655
H.U. Group Holdings, Inc.	256	5,421
Hachijuni Bank Ltd. (The)	2,117	9,165
Hakuhodo DY Holdings, Inc.	1,149	12,325
Hamamatsu Photonics K.K.	608	32,260
Hankyu Hanshin Holdings, Inc.	1,054	31,244
Haseko Corp.	1,255	14,495
Heiwa Corp.	256	4,638
Hikari Tsushin, Inc.	96	13,635
Hino Motors Ltd.(a)(b)	1,296	5,511
Hirogin Holdings, Inc.	1,424	7,402
Hirose Electric Co. Ltd.	160	20,707
Hisamitsu Pharmaceutical Co., Inc.	352	10,922
Hitachi Construction Machinery Co. Ltd.	544	12,738
Hitachi Ltd.	4,402	229,569
Honda Motor Co. Ltd.	8,059	198,741
Horiba Ltd.	192	8,785
Hoshizaki Corp.	512	18,327
House Foods Group, Inc.	352	7,492
Hoya Corp.	1,689	184,427
Hulic Co. Ltd.	2,005	16,404
Ibiden Co. Ltd.	512	19,725
Idemitsu Kosan Co. Ltd.	1,128	27,973
IHI Corp.	608	18,374
Iida Group Holdings Co. Ltd.	704	11,693
Industrial & Infrastructure Fund Investment Corp.(b)	10	11,065
Information Services International-Dentsu Ltd.	97	3,196
INFRONEER Holdings, Inc.	1,187	9,447
Inpex Corp.	4,702	51,343
Internet Initiative Japan, Inc.	512	9,532
Isetan Mitsukoshi Holdings Ltd.	1,617	17,545
Isuzu Motors Ltd.	2,475	31,117
Ito En Ltd.	257	9,120
ITOCHU Corp.(b)	6,428	206,762
Itochu Techno-Solutions Corp.	478	11,780
Itoham Yonekyu Holdings, Inc.	672	3,684
Iwatani Corp.	225	9,654
Iyogin Holdings, Inc.	1,328	7,465
Izumi Co. Ltd.	192	4,338
J. Front Retailing Co. Ltd.	1,171	10,878
Japan Airlines Co. Ltd.(a)	706	14,929
Japan Airport Terminal Co. Ltd.(a)	224	11,627
Japan Aviation Electronics Industry Ltd.	224	3,826
Japan Exchange Group, Inc.	2,476	37,679
Japan Hotel REIT Investment Corp.	25	15,802
Japan Logistics Fund, Inc.	5	11,385
Japan Metropolitan Fund Investment Corp.	32	24,681
Japan Post Bank Co. Ltd.	1,903	16,887
Japan Post Holdings Co. Ltd.	10,299	90,283
Japan Post Insurance Co. Ltd.	959	17,064
Japan Prime Realty Investment Corp.	5	13,534
Japan Real Estate Investment Corp.	7	29,982
Japan Steel Works Ltd. (The)	260	5,496
Japan Tobacco, Inc.	5,670	115,759
JCR Pharmaceuticals Co. Ltd.	256	3,140
Jeol Ltd.	193	5,602
JFE Holdings, Inc.	2,414	31,687
JGC Holdings Corp.	1,011	13,146
	Shares	Value
Japan-(continued)
JMDC, Inc.	88	$2,869
JSR Corp.	864	19,267
JTEKT Corp.	1,075	7,927
JustSystems Corp.	160	3,949
Kadokawa Corp.	471	8,747
Kagome Co. Ltd.	384	9,360
Kajima Corp.	2,062	25,275
Kakaku.com, Inc.	638	10,548
Kaken Pharmaceutical Co. Ltd.	160	4,632
Kamigumi Co. Ltd.	424	8,647
Kandenko Co. Ltd.	512	3,433
Kaneka Corp.	288	7,519
Kansai Electric Power Co., Inc. (The)	3,446	33,070
Kansai Paint Co. Ltd.	836	11,687
Kao Corp.	2,156	87,139
Katitas Co. Ltd.	260	6,328
Kawasaki Heavy Industries Ltd.	736	16,747
Kawasaki Kisen Kaisha Ltd.(b)	1,151	23,844
KDDI Corp.	7,817	243,986
Keihan Holdings Co. Ltd.	480	12,882
Keikyu Corp.	1,171	12,111
Keio Corp.	574	20,988
Keisei Electric Railway Co. Ltd.(b)	671	19,504
Kenedix Office Investment Corp.	4	9,489
Kewpie Corp.	511	8,888
Keyence Corp.	952	433,962
Kikkoman Corp.	894	47,022
Kinden Corp.	606	6,925
Kintetsu Group Holdings Co. Ltd.	896	29,110
Kirin Holdings Co. Ltd.	3,549	54,554
Kobayashi Pharmaceutical Co. Ltd.(b)	288	20,618
Kobe Bussan Co. Ltd.	653	18,730
Kobe Steel Ltd.	1,541	8,259
Koei Tecmo Holdings Co. Ltd.	766	13,866
Koito Manufacturing Co. Ltd.	1,087	18,222
Kokuyo Co. Ltd.	416	5,912
Komatsu Ltd.	4,369	105,996
Konami Group Corp.	448	21,944
Konica Minolta, Inc.	2,166	9,027
Kose Corp.	128	14,026
Kotobuki Spirits Co. Ltd.	96	6,275
K’s Holdings Corp.	742	6,544
Kubota Corp.	5,112	76,182
Kuraray Co. Ltd.	1,671	13,762
Kurita Water Industries Ltd.	542	24,340
Kusuri no Aoki Holdings Co. Ltd.	64	3,598
Kyocera Corp.	1,421	73,276
Kyowa Kirin Co. Ltd.	1,212	26,934
Kyudenko Corp.	192	4,961
Kyushu Electric Power Co., Inc.	2,198	12,626
Kyushu Financial Group, Inc.	1,729	6,329
Kyushu Railway Co.	710	15,893
LaSalle Logiport REIT	10	12,096
Lasertec Corp.	383	75,189
Lawson, Inc.	224	8,940
Lintec Corp.	256	4,412
Lion Corp.	1,135	12,533
Lixil Corp.	1,198	20,543
M3, Inc.	2,019	54,448
Mabuchi Motor Co. Ltd.	256	7,293
Makita Corp.	1,191	31,505
Mani, Inc.	288	4,186

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Marubeni Corp.	7,453	$90,924
Marui Group Co. Ltd.	900	15,267
Maruichi Steel Tube Ltd.	320	6,863
Matsui Securities Co. Ltd.	512	3,059
MatsukiyoCocokara & Co.	554	27,563
Mazda Motor Corp.	2,698	21,618
Mebuki Financial Group, Inc.	4,443	11,548
Medipal Holdings Corp.	703	9,357
MEIJI Holdings Co. Ltd.	640	32,973
Menicon Co. Ltd.	225	4,933
MINEBEA MITSUMI, Inc.	1,903	32,823
MISUMI Group, Inc.	1,351	33,607
Mitsubishi Chemical Group Corp.	6,018	33,601
Mitsubishi Corp.	5,609	187,017
Mitsubishi Electric Corp.	9,268	101,628
Mitsubishi Estate Co. Ltd.	5,365	68,958
Mitsubishi Gas Chemical Co., Inc.	864	12,544
Mitsubishi HC Capital, Inc.	2,996	15,251
Mitsubishi Heavy Industries Ltd.	1,328	51,876
Mitsubishi Logistics Corp.	289	6,722
Mitsubishi Materials Corp.	553	9,466
Mitsubishi Motors Corp.(a)	2,974	11,412
Mitsubishi UFJ Financial Group, Inc.	57,203	419,065
Mitsui & Co. Ltd.	7,403	217,459
Mitsui Chemicals, Inc.	862	20,184
Mitsui Fudosan Co. Ltd.	4,312	80,606
Mitsui Fudosan Logistics Park, Inc.	3	10,462
Mitsui High-Tec, Inc.	143	7,455
Mitsui Mining & Smelting Co. Ltd.	288	7,629
Mitsui OSK Lines Ltd.(b)	1,627	40,098
Miura Co. Ltd.	479	11,897
Mizuho Financial Group, Inc.	12,066	188,118
Money Forward, Inc.(a)	200	7,282
MonotaRO Co. Ltd.	1,075	16,152
Mori Hills REIT Investment Corp.	8	9,080
Morinaga & Co. Ltd.	192	5,684
Morinaga Milk Industry Co. Ltd.	192	7,094
MS&AD Insurance Group Holdings, Inc.	2,182	69,783
Murata Manufacturing Co. Ltd.	2,741	155,846
Nabtesco Corp.	544	15,791
Nagase & Co. Ltd.	456	7,322
Nagoya Railroad Co. Ltd.	928	15,307
Nankai Electric Railway Co. Ltd.	544	11,809
NEC Corp.	1,286	46,231
NEC Networks & System Integration Corp.	352	4,677
NET One Systems Co. Ltd.	416	11,196
Nexon Co. Ltd.	1,903	45,729
NGK Insulators Ltd.	1,244	17,133
NGK Spark Plug Co. Ltd.	959	18,665
NH Foods Ltd.	479	14,365
NHK Spring Co. Ltd.	742	5,215
Nichirei Corp.	457	9,555
Nidec Corp.	2,245	123,778
Nifco, Inc.	385	9,933
Nihon Kohden Corp.	352	9,216
Nihon M&A Center Holdings, Inc.	1,256	12,681
Nikon Corp.	1,486	14,581
Nintendo Co. Ltd.	5,112	221,116
Nippon Accommodations Fund, Inc.	2	8,966
Nippon Building Fund, Inc.	8	34,880
Nippon Electric Glass Co. Ltd.	331	6,121
Nippon Express Holdings, Inc.	321	18,538
	Shares	Value
Japan-(continued)
Nippon Kayaku Co. Ltd.	774	$7,148
Nippon Paint Holdings Co. Ltd.(b)	4,833	43,742
Nippon Prologis REIT, Inc.	12	27,157
Nippon Sanso Holdings Corp.	702	11,374
Nippon Shinyaku Co. Ltd.	256	13,130
Nippon Shokubai Co. Ltd.	160	6,742
Nippon Steel Corp.	3,892	80,656
Nippon Telegraph & Telephone Corp.	5,631	168,525
Nippon Television Holdings, Inc.	128	1,032
Nippon Yusen K.K.	2,300	54,385
Nipro Corp.	521	4,171
Nishi-Nippon Railroad Co. Ltd.	384	7,063
Nissan Chemical Corp.	640	30,020
Nissan Motor Co. Ltd.	9,219	32,844
Nisshin Seifun Group, Inc.	1,244	15,545
Nissin Foods Holdings Co. Ltd.	321	25,079
Nitori Holdings Co. Ltd.	352	46,286
Nitto Denko Corp.	704	45,257
Noevir Holdings Co. Ltd.	64	2,810
NOF Corp.	320	13,558
NOK Corp.	576	5,444
Nomura Holdings, Inc.	14,233	56,661
Nomura Real Estate Holdings, Inc.	543	11,942
Nomura Real Estate Master Fund, Inc.	24	28,033
Nomura Research Institute Ltd.	2,242	53,445
NS Solutions Corp.	160	4,097
NSK Ltd.	2,062	11,543
NTT Data Corp.	2,985	45,976
Obayashi Corp.	3,178	24,584
OBIC Business Consultants Co. Ltd.	149	5,809
Obic Co. Ltd.	320	51,059
Odakyu Electric Railway Co. Ltd.	1,424	18,637
Oji Holdings Corp.	4,211	17,356
OKUMA Corp.	129	5,198
Olympus Corp.	5,937	110,869
Omron Corp.	896	51,399
Ono Pharmaceutical Co. Ltd.	1,999	43,402
Open House Group Co. Ltd.	320	12,057
Orient Corp.	269	2,451
Oriental Land Co. Ltd.	896	148,685
ORIX Corp.	5,662	99,051
ORIX JREIT, Inc.(b)	14	19,238
Osaka Gas Co. Ltd.	1,839	29,626
OSG Corp.	352	5,478
Otsuka Corp.	510	16,687
Otsuka Holdings Co. Ltd.	1,967	62,892
Paltac Corp.	160	5,770
Pan Pacific International Holdings Corp.	1,880	34,609
Panasonic Holdings Corp.	10,120	93,383
Park24 Co. Ltd.(a)	632	10,687
Penta-Ocean Construction Co. Ltd.	1,360	6,756
PeptiDream, Inc.(a)	416	6,423
Persol Holdings Co. Ltd.	800	17,416
Pigeon Corp.	544	8,609
Pola Orbis Holdings, Inc.	384	5,513
Rakus Co. Ltd.	478	6,447
Rakuten Group, Inc.(a)	3,860	19,501
Recruit Holdings Co. Ltd.	6,546	208,594
Relo Group, Inc.	512	8,626
Renesas Electronics Corp.(a)	5,744	58,723
Rengo Co. Ltd.	966	6,797
RENOVA, Inc.(a)	223	3,855

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Resona Holdings, Inc.	10,313	$56,956
Resonac Holdings Corp.	892	15,124
Resorttrust, Inc.	320	5,829
Ricoh Co. Ltd.	2,879	22,249
Rinnai Corp.	161	12,653
Rohm Co. Ltd.	385	30,582
Rohto Pharmaceutical Co. Ltd.	960	17,695
Ryohin Keikaku Co. Ltd.	1,160	12,791
Sankyo Co. Ltd.	223	8,986
Sankyu, Inc.	256	10,020
Sanrio Co. Ltd.	268	10,180
Santen Pharmaceutical Co. Ltd.	1,734	13,467
Sanwa Holdings Corp.	902	9,495
Sapporo Holdings Ltd.	320	7,800
Sawai Group Holdings Co. Ltd.	192	5,928
SBI Holdings, Inc.	1,160	24,468
SBI Shinsei Bank Ltd.	312	5,736
SCREEN Holdings Co. Ltd.	192	14,129
SCSK Corp.	608	9,856
Secom Co. Ltd.	928	55,097
Sega Sammy Holdings, Inc.	726	11,450
Seibu Holdings, Inc.	991	11,095
Seiko Epson Corp.	1,319	20,356
Seino Holdings Co. Ltd.	646	6,428
Sekisui Chemical Co. Ltd.	1,585	22,097
Sekisui House Ltd.(b)	2,698	50,850
Sekisui House REIT, Inc.	23	12,557
Seven & i Holdings Co. Ltd.	3,668	172,816
Seven Bank Ltd.	3,046	6,254
SG Holdings Co. Ltd.	2,054	31,557
Sharp Corp.	929	7,672
SHIFT, Inc.(a)	63	11,617
Shikoku Electric Power Co., Inc.	768	4,429
Shimadzu Corp.	1,251	38,190
Shimamura Co. Ltd.	96	9,013
Shimano, Inc.	383	67,709
Shimizu Corp.	2,539	14,194
Shin-Etsu Chemical Co. Ltd.	1,927	282,652
Shinko Electric Industries Co. Ltd.	320	8,883
Shionogi & Co. Ltd.	1,319	62,712
Ship Healthcare Holdings, Inc.	384	7,435
Shiseido Co. Ltd.	1,814	93,640
Shizuoka Financial Group, Inc.	2,350	19,860
SHO-BOND Holdings Co. Ltd.	224	9,525
Shochiku Co. Ltd.(a)	33	2,804
Skylark Holdings Co. Ltd.(a)	1,047	12,439
SMC Corp.	274	137,690
SMS Co. Ltd.	224	5,822
SoftBank Corp.	13,072	149,422
SoftBank Group Corp.	4,697	221,911
Sohgo Security Services Co. Ltd.	320	8,785
Sojitz Corp.	1,143	22,580
Sompo Holdings, Inc.	1,521	65,322
Sony Group Corp.	5,943	529,201
Sotetsu Holdings, Inc.	384	6,546
Square Enix Holdings Co. Ltd.	384	18,101
Stanley Electric Co. Ltd.	703	15,017
Subaru Corp.	2,860	46,877
Sugi Holdings Co. Ltd.	160	6,976
SUMCO Corp.	1,623	23,837
Sumitomo Bakelite Co. Ltd.	160	5,174
Sumitomo Chemical Co. Ltd.	7,166	27,387
	Shares	Value
Japan-(continued)
Sumitomo Corp.	5,359	$95,728
Sumitomo Electric Industries Ltd.	3,573	42,710
Sumitomo Forestry Co. Ltd.	672	12,485
Sumitomo Heavy Industries Ltd.	576	12,743
Sumitomo Metal Mining Co. Ltd.	1,149	46,368
Sumitomo Mitsui Financial Group, Inc.	6,247	271,506
Sumitomo Mitsui Trust Holdings, Inc.	1,679	61,133
Sumitomo Pharma Co. Ltd.	832	5,822
Sumitomo Realty & Development Co. Ltd.	1,840	44,654
Sumitomo Rubber Industries Ltd.	896	7,917
Sundrug Co. Ltd.	320	9,043
Suntory Beverage & Food Ltd.	607	20,444
Suzuken Co. Ltd.	384	10,084
Suzuki Motor Corp.	2,149	79,965
Sysmex Corp.	926	60,960
T&D Holdings, Inc.	2,418	38,619
Taiheiyo Cement Corp.	574	9,869
Taisei Corp.	824	28,386
Taisho Pharmaceutical Holdings Co. Ltd.	224	9,405
Taiyo Yuden Co. Ltd.	576	19,378
Takara Bio, Inc.	224	2,952
Takara Holdings, Inc.	806	6,520
Takashimaya Co. Ltd.	646	9,016
Takeda Pharmaceutical Co. Ltd.	7,202	226,508
TBS Holdings, Inc.	192	2,235
TDK Corp.	1,680	59,490
TechnoPro Holdings, Inc.	512	15,807
Teijin Ltd.	896	9,170
Terumo Corp.	3,114	90,107
THK Co. Ltd.	578	12,160
TIS, Inc.	1,072	30,748
Tobu Railway Co. Ltd.	990	23,181
Toda Corp.	1,107	6,018
Toho Co. Ltd.	543	19,980
Toho Gas Co. Ltd.	448	8,736
Tohoku Electric Power Co., Inc.	2,221	11,921
Tokai Carbon Co. Ltd.	902	7,720
Tokio Marine Holdings, Inc.	9,153	191,020
Tokyo Century Corp.	289	10,100
Tokyo Electric Power Co. Holdings, Inc.(a)	7,391	27,565
Tokyo Electron Ltd.	712	247,307
Tokyo Gas Co. Ltd.	1,966	41,105
Tokyo Ohka Kogyo Co. Ltd.	191	9,326
Tokyo Tatemono Co. Ltd.	959	11,843
Tokyu Corp.	2,284	29,295
Tokyu Fudosan Holdings Corp.	2,901	14,656
Toppan, Inc.	1,339	21,489
Toray Industries, Inc.	7,198	44,048
Toshiba Corp.	2,030	69,605
Toshiba TEC Corp.	128	3,622
Tosoh Corp.	1,351	17,609
TOTO Ltd.	703	27,137
Toyo Seikan Group Holdings Ltd.	704	9,100
Toyo Suisan Kaisha Ltd.	448	18,499
Toyo Tire Corp.	512	6,091
Toyoda Gosei Co. Ltd.	384	6,346
Toyota Boshoku Corp.	320	4,720
Toyota Industries Corp.	768	46,477
Toyota Motor Corp.	58,470	852,692
Toyota Tsusho Corp.	1,085	45,554
Trend Micro, Inc.(a)	574	28,205
TS Tech Co. Ltd.	512	6,354

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Tsumura & Co.	320	$6,816
Tsuruha Holdings, Inc.	161	11,823
UBE Corp.	479	7,488
Ulvac, Inc.	225	10,416
Unicharm Corp.	1,806	68,743
United Urban Investment Corp.	16	18,184
Ushio, Inc.	543	7,228
USS Co. Ltd.	1,022	16,747
Welcia Holdings Co. Ltd.	480	10,708
West Japan Railway Co.	1,118	46,725
Yakult Honsha Co. Ltd.	608	43,293
Yamada Holdings Co. Ltd.	3,528	12,805
Yamaguchi Financial Group, Inc.	1,075	7,415
Yamaha Corp.	766	29,569
Yamaha Motor Co. Ltd.	1,445	35,390
Yamato Holdings Co. Ltd.	1,552	27,019
Yamato Kogyo Co. Ltd.	160	6,029
Yamazaki Baking Co. Ltd.	553	6,468
Yaoko Co. Ltd.	96	5,005
Yaskawa Electric Corp.	1,255	48,542
Yokogawa Electric Corp.	1,139	19,882
Yokohama Rubber Co. Ltd. (The)	634	10,360
Z Holdings Corp.	12,372	35,343
Zenkoku Hosho Co. Ltd.	256	9,941
Zensho Holdings Co. Ltd.	480	12,217
Zeon Corp.	646	6,314
ZOZO, Inc.	542	13,962
		18,490,121
Jordan-0.02%
Hikma Pharmaceuticals PLC	804	16,911
Luxembourg-0.16%
ArcelorMittal S.A.	2,486	76,570
Eurofins Scientific SE(b)	579	41,339
L’Occitane International S.A.	2,189	6,074
RTL Group S.A.	183	8,852
		132,835
Macau-0.16%
Galaxy Entertainment Group Ltd.	10,619	73,697
MGM China Holdings Ltd.(a)	3,511	4,425
Sands China Ltd.(a)	11,252	42,059
SJM Holdings Ltd.(a)	10,972	6,201
Wynn Macau Ltd.(a)(b)	6,651	7,586
		133,968
Mexico-0.01%
Fresnillo PLC	877	8,868
Netherlands-4.99%
Aalberts N.V.	458	21,513
ABN AMRO Bank N.V., CVA(d)	1,971	32,559
Adyen N.V.(a)(d)	142	212,452
Aegon N.V.	8,427	46,090
Akzo Nobel N.V.	851	62,977
Argenx SE(a)	264	99,491
ASM International N.V.	219	73,304
ASML Holding N.V.	1,953	1,278,149
ASR Nederland N.V.	746	35,146
BE Semiconductor Industries N.V.	376	26,658
CTP N.V.(d)	297	4,277
Euronext N.V.(d)	385	31,067
EXOR N.V.(a)	490	38,784
Heineken Holding N.V.	503	41,326
	Shares	Value
Netherlands-(continued)
Heineken N.V.(b)	1,133	$112,640
IMCD N.V.	269	42,376
ING Groep N.V.	18,059	259,911
JDE Peet’s N.V.(b)	395	11,814
Koninklijke Ahold Delhaize N.V.	4,833	143,741
Koninklijke DSM N.V.	830	106,097
Koninklijke KPN N.V.	15,476	52,793
Koninklijke Philips N.V.	4,222	72,521
Koninklijke Vopak N.V.	309	9,269
NN Group N.V.	1,423	61,540
OCI N.V.	458	15,539
Randstad N.V.(b)	524	33,394
Shell PLC	34,306	1,002,639
Universal Music Group N.V.	3,552	90,539
Wolters Kluwer N.V.	1,237	134,546
		4,153,152
New Zealand-0.33%
a2 Milk Co. Ltd. (The)(a)	3,506	16,789
Air New Zealand Ltd.(a)	7,750	3,882
Auckland International Airport Ltd.(a)	5,631	30,932
Contact Energy Ltd.	3,583	17,968
Fisher & Paykel Healthcare Corp. Ltd.	2,706	44,174
Fletcher Building Ltd.	3,842	12,588
Infratil Ltd.	3,447	19,781
Kiwi Property Group Ltd., (Acquired 12/07/2020 - 11/02/2021; Cost $6,153)(e)	7,471	4,611
Mainfreight Ltd.	384	17,731
Mercury NZ Ltd.	3,211	12,440
Meridian Energy Ltd.	5,856	20,171
Ryman Healthcare Ltd.	1,953	8,696
SKYCITY Entertainment Group Ltd.(a)	3,327	5,397
Spark New Zealand Ltd.	8,877	29,860
Xero Ltd.(a)	595	32,200
		277,220
Nigeria-0.01%
Airtel Africa PLC(d)	4,751	6,855
Norway-0.64%
Aker ASA, Class A	112	8,057
Aker BP ASA	1,458	44,259
AutoStore Holdings Ltd.(a)(d)	2,776	6,362
DNB Bank ASA	4,875	90,757
Equinor ASA	4,460	135,431
Gjensidige Forsikring ASA	791	14,168
Kongsberg Gruppen ASA	359	14,233
Leroy Seafood Group ASA	1,218	7,146
Mowi ASA	2,103	38,751
Nordic Semiconductor ASA(a)	742	11,693
Norsk Hydro ASA	6,364	51,188
Orkla ASA	3,619	26,964
Salmar ASA	256	11,851
Schibsted ASA, Class A	366	7,952
Schibsted ASA, Class B	456	9,478
Telenor ASA	3,014	31,488
TOMRA Systems ASA	1,115	19,551
Var Energi ASA(b)	1,927	5,834
		535,163
Poland-0.23%
Allegro.eu S.A.(a)(d)	1,839	12,694
Bank Polska Kasa Opieki S.A.	743	15,783
Dino Polska S.A.(a)(d)	224	20,184

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Poland-(continued)
InPost S.A.(a)	894	$8,589
KGHM Polska Miedz S.A.	648	20,999
LPP S.A.(b)	6	13,990
Polski Koncern Naftowy ORLEN S.A.	2,766	41,373
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,053	30,031
Powszechny Zaklad Ubezpieczen S.A.	2,666	22,555
Santander Bank Polska S.A.	129	8,530
		194,728
Portugal-0.15%
EDP - Energias de Portugal S.A.	13,454	66,600
Galp Energia SGPS S.A.	2,447	33,419
Jeronimo Martins SGPS S.A.	1,310	28,369
		128,388
Russia-0.00%
Evraz PLC(c)	3,267	0
Singapore-1.46%
BOC Aviation Ltd.(d)	1,063	8,828
CapitaLand Ascendas REIT	16,229	35,561
CapitaLand Ascott Trust	8,879	7,499
CapitaLand Integrated Commercial Trust	24,326	39,607
CapitaLand Investment Ltd.	12,113	36,495
City Developments Ltd.	2,230	14,082
ComfortDelGro Corp. Ltd.	9,795	8,943
DBS Group Holdings Ltd.	8,661	235,841
Frasers Logistics & Commercial Trust(d)	13,009	12,471
Genting Singapore Ltd.	27,572	20,768
Jardine Cycle & Carriage Ltd.	512	11,312
Kenon Holdings Ltd.	65	2,011
Keppel Corp. Ltd.	6,638	38,131
Keppel DC REIT	5,892	9,145
Keppel REIT	9,761	7,167
Mapletree Industrial Trust	8,722	15,794
Mapletree Logistics Trust	15,287	19,656
Mapletree Pan Asia Commercial Trust	11,471	15,884
NetLink NBN Trust(d)	13,009	8,661
Olam Group Ltd.	3,106	3,757
Oversea-Chinese Banking Corp. Ltd.	16,661	163,904
SATS Ltd.(a)	3,006	6,907
Sembcorp Industries Ltd.	4,337	11,912
Sembcorp Marine Ltd.(a)	73,116	7,899
SIA Engineering Co. Ltd.(a)(b)	1,107	2,097
Singapore Airlines Ltd.	6,052	27,259
Singapore Exchange Ltd.	3,923	27,519
Singapore Post Ltd.	7,211	3,072
Singapore Technologies Engineering Ltd.	7,261	20,330
Singapore Telecommunications Ltd.	35,819	68,403
StarHub Ltd.	2,719	2,358
STMicroelectronics N.V.	3,012	141,021
Suntec REIT	9,742	10,377
United Overseas Bank Ltd.	6,110	138,670
UOL Group Ltd.	2,350	12,480
Venture Corp. Ltd.	1,291	18,132
		1,213,953
South Africa-0.30%
Anglo American PLC	5,762	245,900
South Korea-4.89%
Alteogen, Inc.(a)	154	4,588
Amorepacific Corp.(a)	147	17,364
Amorepacific Corp., Preference Shares(a)	48	1,925
Amorepacific Group(a)	128	4,266
	Shares	Value
South Korea-(continued)
BGF retail Co. Ltd.(a)	34	$5,153
BNK Financial Group, Inc.(a)	1,374	7,897
Celltrion Healthcare Co. Ltd.	516	23,961
Celltrion Pharm, Inc.(a)	105	5,438
Celltrion, Inc.	583	76,542
Cheil Worldwide, Inc.	330	5,880
CJ CheilJedang Corp.	38	10,643
CJ CheilJedang Corp., Preference Shares	1	133
CJ Corp.(a)	61	4,080
CJ ENM Co. Ltd.(a)	46	3,999
CJ Logistics Corp.(a)	32	2,343
Coway Co. Ltd.(a)	257	11,642
Daewoo Engineering & Construction Co. Ltd.(a)	838	3,255
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	224	4,192
DB Insurance Co. Ltd.(a)	210	11,184
Delivery Hero SE(a)(d)	897	53,795
DGB Financial Group, Inc.(a)	728	4,698
DL E&C Co. Ltd.(a)	128	3,949
DL Holdings Co. Ltd.(a)	57	2,823
Dongsuh Cos., Inc.	144	2,443
Doosan Bobcat, Inc.	113	3,188
Doosan Enerbility Co. Ltd.(a)	1,989	26,966
Ecopro BM Co. Ltd.	187	15,151
E-MART, Inc.(a)	95	8,036
F&F Co. Ltd.(a)	75	9,236
Fila Holdings Corp.	242	7,603
Green Cross Corp.(a)	30	3,139
GS Engineering & Construction Corp.(a)	288	5,448
GS Holdings Corp.(a)	240	8,612
GS Retail Co. Ltd.(a)	184	4,309
Hana Financial Group, Inc.	1,367	54,101
Hanjin Kal Corp.(a)	97	3,225
Hankook Tire & Technology Co. Ltd.(a)	349	9,194
Hanmi Pharm Co. Ltd.(a)	35	7,288
Hanmi Science Co. Ltd.(a)	72	1,759
Hanon Systems	764	5,669
Hanssem Co. Ltd.	32	1,346
Hanwha Aerospace Co. Ltd.(a)	160	10,443
Hanwha Corp.(a)	192	4,411
Hanwha Corp., Third Pfd.(a)	96	1,109
Hanwha Life Insurance Co. Ltd.(a)	1,305	2,903
Hanwha Solutions Corp.(a)	546	20,102
HD Hyundai Co. Ltd.	237	11,756
Hite Jinro Co. Ltd.(a)	142	3,032
HL Mando Co. Ltd.(a)	156	5,636
HLB, Inc.(a)	482	11,891
HMM Co. Ltd.(a)	1,383	24,420
Hotel Shilla Co. Ltd.	145	9,323
HYBE Co. Ltd.(a)	85	13,228
Hyundai Department Store Co. Ltd.(a)	64	3,200
Hyundai Doosan Infracore Co. Ltd.(a)	639	4,020
Hyundai Engineering & Construction Co. Ltd.(a)	344	10,626
Hyundai Glovis Co. Ltd.	86	11,583
Hyundai Heavy Industries Co. Ltd.(a)	69	6,206
Hyundai Marine & Fire Insurance Co. Ltd.(a)	281	7,060
Hyundai Mipo Dockyard Co. Ltd.(a)	96	6,266
Hyundai Mobis Co. Ltd.	293	48,881
Hyundai Motor Co.	659	89,343
Hyundai Motor Co., First Pfd.	96	6,695
Hyundai Motor Co., Second Pfd.	160	11,158
Hyundai Steel Co.	352	9,773

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Wia Corp.(a)	64	$2,780
Iljin Materials Co. Ltd.(a)	78	3,977
Industrial Bank of Korea(a)	1,195	9,944
Kakao Corp.(a)	1,437	71,628
Kakao Games Corp.(a)	129	4,849
KakaoBank Corp.(a)	805	17,710
Kakaopay Corp.(a)	101	5,002
Kangwon Land, Inc.(a)	504	9,615
KB Financial Group, Inc.	1,841	83,546
KCC Corp.	24	4,588
KEPCO Plant Service & Engineering Co. Ltd.(a)	96	2,697
Kia Corp.	1,219	66,106
Korea Aerospace Industries Ltd.(a)	332	12,964
Korea Electric Power Corp.(a)	1,210	19,489
Korea Gas Corp.(a)	122	3,303
Korea Investment Holdings Co. Ltd.(a)	179	9,082
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	193	12,472
Korea Zinc Co. Ltd.(a)	46	20,203
Korean Air Lines Co. Ltd.(a)	830	16,340
Krafton, Inc.(a)	141	20,524
KT&G Corp.(a)	517	38,823
Kumho Petrochemical Co. Ltd.(a)	81	9,693
L&F Co. Ltd.	103	17,225
LG Chem Ltd.	220	123,234
LG Chem Ltd., Preference Shares	37	9,161
LG Corp.(a)	415	27,896
LG Display Co. Ltd.(a)	1,056	11,668
LG Electronics, Inc.	512	41,607
LG Electronics, Inc., Preference Shares	80	2,965
LG Energy Solution Ltd.(a)	165	69,788
LG H&H Co. Ltd.	43	25,937
LG H&H Co. Ltd., Preference Shares	12	3,093
LG Innotek Co. Ltd.	64	14,106
LG Uplus Corp.	928	8,370
LOTTE Chemical Corp.(a)	79	11,339
LOTTE Chilsung Beverage Co. Ltd.(a)	19	2,466
LOTTE Corp.(a)	124	3,256
LOTTE Fine Chemical Co. Ltd.(a)	81	3,768
LOTTE Shopping Co. Ltd.(a)	52	3,968
LS Corp.(a)	80	4,579
Meritz Financial Group, Inc.(a)	129	4,498
Mirae Asset Securities Co. Ltd.(a)	1,254	6,933
Mirae Asset Securities Co. Ltd., Second Pfd.(a)	668	2,001
NAVER Corp.	687	112,938
NCSoft Corp.(a)	77	28,380
Netmarble Corp.(a)(d)	79	3,912
NH Investment & Securities Co. Ltd.(a)	640	4,780
NHN Corp.(a)	64	1,512
NongShim Co. Ltd.	18	5,012
OCI Co. Ltd.(a)	84	6,124
Orion Corp.(a)	96	9,703
Ottogi Corp.(a)	7	2,705
Pan Ocean Co. Ltd.(a)	892	4,367
Paradise Co. Ltd.(a)	215	3,140
Pearl Abyss Corp.(a)	145	5,327
POSCO Chemical Co. Ltd.	128	23,276
POSCO Holdings, Inc.	357	87,091
Posco International Corp.	235	4,474
S-1 Corp.	89	4,162
Samsung Biologics Co. Ltd.(a)(d)	86	55,364
Samsung C&T Corp.	395	37,999
	Shares	Value
South Korea-(continued)
Samsung Card Co. Ltd.	143	$3,523
Samsung Electro-Mechanics Co. Ltd.	256	29,657
Samsung Electronics Co. Ltd.	22,957	1,136,854
Samsung Electronics Co. Ltd., Preference Shares	3,931	175,520
Samsung Engineering Co. Ltd.(a)	745	15,634
Samsung Fire & Marine Insurance Co. Ltd.	155	25,544
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	15	1,895
Samsung Heavy Industries Co. Ltd.(a)	2,928	13,763
Samsung Life Insurance Co. Ltd.	353	20,318
Samsung SDI Co. Ltd.	249	138,468
Samsung SDI Co. Ltd., Preference Shares	8	2,078
Samsung SDS Co. Ltd.	174	17,657
Samsung Securities Co. Ltd.	300	8,134
SD Biosensor, Inc.	162	3,761
Seegene, Inc.	137	3,031
Shin Poong Pharmaceutical Co. Ltd.(a)	158	2,668
Shinhan Financial Group Co. Ltd.	2,360	79,605
Shinsegae, Inc.(a)	32	6,014
SillaJen, Inc.(a)	8	41
SK Biopharmaceuticals Co. Ltd.(a)	114	6,700
SK Bioscience Co. Ltd.(a)	94	5,723
SK Chemicals Co. Ltd.	64	4,354
SK hynix, Inc.	2,572	184,788
SK IE Technology Co. Ltd.(a)(d)	120	6,527
SK Innovation Co. Ltd.(a)	245	32,241
SK Networks Co. Ltd.(a)	634	2,090
SK Square Co. Ltd.(a)	467	13,743
SK Telecom Co. Ltd.	164	6,204
SK, Inc.	173	27,822
SKC Co. Ltd.(a)	89	6,878
S-Oil Corp.	192	13,748
Solus Advanced Materials Co. Ltd.(a)	53	1,693
SSANGYONG C&E Co. Ltd.	489	2,287
Wemade Co. Ltd.(a)	80	2,533
Woori Financial Group, Inc.	3,002	31,170
Yuhan Corp.(a)	270	11,464
		4,067,117
Spain-2.34%
Acciona S.A.	111	21,579
ACS Actividades de Construccion y Servicios S.A.(b)	1,030	30,360
ACS Actividades de Construccion y Servicios S.A., Rts., 03/31/2023(a)(b)	1,030	522
Aena SME S.A.(a)(d)	333	49,727
Amadeus IT Group S.A.(a)	2,240	140,370
Banco Bilbao Vizcaya Argentaria S.A.	29,104	204,285
Banco Santander S.A.	81,114	282,165
Bankinter S.A.	3,256	23,409
CaixaBank S.A.	20,494	90,521
Cellnex Telecom S.A.(d)	2,862	111,525
Corp ACCIONA Energias Renovables S.A.	270	11,002
EDP Renovaveis S.A.	1,147	24,845
Enagas S.A.	1,184	21,172
Endesa S.A.	1,507	29,902
Ferrovial S.A.	2,431	71,391
Fluidra S.A.	510	8,951
Grifols S.A.(a)(b)	1,574	20,727
Grifols S.A., Class B, Preference Shares(a)	1,231	11,123
Iberdrola S.A.	29,336	342,339
Industria de Diseno Textil S.A.	5,178	160,947
Inmobiliaria Colonial SOCIMI S.A.	1,633	11,847

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Spain-(continued)
Mapfre S.A.(b)	4,697	$9,412
Merlin Properties SOCIMI S.A.	1,579	15,374
Naturgy Energy Group S.A.	687	19,399
Red Electrica Corp. S.A.	2,051	36,174
Repsol S.A.	6,254	102,494
Telefonica S.A.	24,256	91,859
		1,943,421
Sweden-2.87%
Alfa Laval AB	1,493	46,630
Alleima AB(a)	1,025	5,106
Assa Abloy AB, Class B	4,559	106,858
Atlas Copco AB, Class A	12,378	145,820
Atlas Copco AB, Class B	7,528	78,905
Axfood AB	515	13,227
Beijer Ref AB(b)	1,161	17,820
Boliden AB	1,390	62,067
Castellum AB(b)	1,287	17,554
Electrolux AB, Class B(b)	1,094	15,419
Epiroc AB, Class A	3,173	61,491
Epiroc AB, Class B	1,908	31,700
EQT AB(b)	1,512	33,779
Essity AB, Class B	3,059	79,676
Evolution AB(d)	770	86,062
Fastighets AB Balder(a)	2,874	14,700
Getinge AB, Class B	1,061	23,774
H & M Hennes & Mauritz AB, Class B(b)	3,169	38,779
Hexagon AB, Class B	9,263	105,505
Holmen AB, Class B	458	18,802
Husqvarna AB, Class A	117	992
Husqvarna AB, Class B	1,939	16,401
Industrivarden AB, Class A	594	15,659
Industrivarden AB, Class C(b)	814	21,342
Indutrade AB(b)	1,464	32,301
Investment AB Latour, Class B	680	14,263
Investor AB, Class A(b)	2,726	54,130
Investor AB, Class B	8,887	171,759
Kinnevik AB, Class B(a)(b)	1,140	17,481
L E Lundbergforetagen AB, Class B	352	16,215
Lifco AB, Class B	1,081	19,715
Nibe Industrier AB, Class B	7,340	78,765
Saab AB, Class B	436	17,786
Sagax AB, Class B	817	20,219
Sagax AB, Class D	480	1,286
Sandvik AB	5,363	110,335
Securitas AB, Class B(b)	2,310	21,035
Skandinaviska Enskilda Banken AB, Class A	6,829	82,282
Skandinaviska Enskilda Banken AB, Class C(b)	96	1,289
Skanska AB, Class B	1,705	29,932
SKF AB, Class B	2,043	35,973
Svenska Cellulosa AB S.C.A., Class A	96	1,333
Svenska Cellulosa AB S.C.A., Class B	3,024	41,794
Svenska Handelsbanken AB, Class A(b)	7,428	77,226
Svenska Handelsbanken AB, Class B(b)	160	2,005
Sweco AB, Class B	952	10,284
Swedbank AB, Class A	5,049	96,642
Swedish Orphan Biovitrum AB, Class B(a)	837	18,579
Tele2 AB, Class B	2,630	22,658
Telefonaktiebolaget LM Ericsson, Class A(b)	174	1,125
Telefonaktiebolaget LM Ericsson, Class B	15,051	86,800
Telia Co. AB(b)	13,193	33,997
Trelleborg AB, Class B	1,154	28,724
Vitrolife AB	313	6,667
	Shares	Value
Sweden-(continued)
Volvo AB, Class A(b)	976	$20,192
Volvo AB, Class B	7,422	146,635
Volvo Car AB, Class B(a)(b)	2,559	12,675
		2,390,170
Switzerland-5.26%
ABB Ltd.	7,245	250,371
Accelleron Industries AG(a)	363	8,522
Adecco Group AG	756	27,862
Alcon, Inc.	2,197	164,186
Bachem Holding AG	145	12,697
Baloise Holding AG	213	34,799
Banque Cantonale Vaudoise	135	12,762
Barry Callebaut AG	19	39,437
Belimo Holding AG	46	24,083
BKW AG	84	12,014
Chocoladefabriken Lindt & Spruengli AG, PC	12	131,135
Cie Financiere Richemont S.A.	2,507	383,111
Clariant AG(a)	1,076	18,293
Credit Suisse Group AG	16,102	54,804
DKSH Holding AG	160	13,558
Emmi AG(b)	10	9,263
EMS-Chemie Holding AG	34	25,146
Flughafen Zurich AG(a)	89	16,110
Geberit AG	168	94,647
Georg Fischer AG	395	26,978
Givaudan S.A.	39	125,479
Helvetia Holding AG	160	19,870
Julius Baer Group Ltd.(a)	1,017	64,645
Kuehne + Nagel International AG, Class R	236	55,895
Logitech International S.A., Class R	696	40,393
Lonza Group AG	354	200,205
Novartis AG	9,757	875,714
Partners Group Holding AG	109	101,318
PSP Swiss Property AG	206	25,538
Schindler Holding AG	90	18,064
Schindler Holding AG, PC	195	41,250
SGS S.A.	32	77,497
SIG Group AG(a)	1,813	44,637
Sika AG	729	205,350
Sonova Holding AG, Class A	244	60,525
Straumann Holding AG	508	65,770
Swatch Group AG (The)	209	13,626
Swatch Group AG (The), BR	139	49,896
Swiss Life Holding AG	143	84,049
Swiss Prime Site AG	352	31,187
Swisscom AG	120	70,531
Tecan Group AG, Class R(a)	59	24,531
Temenos AG	288	20,369
UBS Group AG	14,518	307,189
VAT Group AG(a)(d)	122	37,579
Zurich Insurance Group AG	727	357,822
		4,378,707
Taiwan-0.00%
FIT Hon Teng Ltd.(a)(d)	4,865	1,396
United Kingdom-10.70%
3i Group PLC	4,532	87,875
abrdn PLC	10,225	26,762
Admiral Group PLC	1,358	36,780
Allfunds Group PLC	1,753	13,831
Ashtead Group PLC	2,102	137,514
Associated British Foods PLC	1,655	37,815

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United Kingdom-(continued)
AstraZeneca PLC	7,158	$933,214
Auto Trader Group PLC(d)	4,430	34,195
Aviva PLC	13,319	74,721
B&M European Value Retail S.A.(b)	4,266	23,513
BAE Systems PLC	15,062	158,875
Barclays PLC	76,924	175,993
Barratt Developments PLC	4,816	27,261
Bellway PLC	586	15,280
Berkeley Group Holdings PLC	495	25,259
BP PLC	86,627	521,342
British American Tobacco PLC	10,905	415,643
British Land Co. PLC (The)	4,402	23,975
BT Group PLC(b)	33,043	50,707
Bunzl PLC	1,602	58,575
Burberry Group PLC	1,885	57,111
Centrica PLC	27,977	34,701
CNH Industrial N.V.	4,684	82,156
Compass Group PLC	8,509	202,281
ConvaTec Group PLC(d)	7,615	21,956
Croda International PLC(b)	694	58,833
DCC PLC	469	26,594
Dechra Pharmaceuticals PLC	524	18,488
Derwent London PLC	481	15,290
Diageo PLC	10,955	474,732
Direct Line Insurance Group PLC	6,341	13,852
Dr. Martens PLC	2,672	5,105
DS Smith PLC	6,074	26,434
easyJet PLC(a)	1,770	10,719
Entain PLC	2,772	50,797
Experian PLC	4,391	159,632
Halma PLC	1,804	47,705
Hargreaves Lansdown PLC	1,797	19,667
Hiscox Ltd.	1,594	22,067
Howden Joinery Group PLC	2,538	21,572
HSBC Holdings PLC	97,914	718,913
IMI PLC	1,228	21,876
Imperial Brands PLC	4,675	116,892
Informa PLC	6,861	56,525
InterContinental Hotels Group PLC	870	59,958
Intermediate Capital Group PLC	1,323	22,607
International Consolidated Airlines Group S.A.(a)	5,327	11,070
International Distributions Services PLC	4,275	12,042
Intertek Group PLC	770	41,188
ITV PLC	17,729	17,653
J Sainsbury PLC	8,039	25,989
JD Sports Fashion PLC(b)	11,723	23,488
Johnson Matthey PLC(b)	888	24,663
Just Eat Takeaway.com N.V.(a)(d)	861	21,928
Kingfisher PLC	9,437	32,414
Land Securities Group PLC	3,392	29,582
Legal & General Group PLC	28,204	88,194
Lloyds Banking Group PLC	325,756	210,866
London Stock Exchange Group PLC	1,749	159,466
M&G PLC	12,371	30,749
Melrose Industries PLC	19,133	33,495
National Grid PLC	17,440	220,072
NatWest Group PLC	24,270	92,027
Next PLC	588	47,907
Ocado Group PLC(a)(b)	2,760	21,950
Pearson PLC(b)	3,498	39,774
Pennon Group PLC	1,274	14,390
Pepco Group N.V.(a)(d)	520	5,018
	Shares	Value
United Kingdom-(continued)
Persimmon PLC	1,511	$26,266
Phoenix Group Holdings PLC	3,490	27,532
Reckitt Benckiser Group PLC	3,478	247,058
RELX PLC	9,394	277,790
Renishaw PLC	161	7,817
Rentokil Initial PLC	12,031	72,679
Rightmove PLC(b)	4,016	29,012
Rolls-Royce Holdings PLC(a)(b)	39,848	51,873
RS GROUP PLC	2,237	25,887
Sage Group PLC (The)	4,882	46,688
Schroders PLC	4,341	25,540
Segro PLC	5,696	58,217
Severn Trent PLC	1,193	41,359
Smith & Nephew PLC	4,183	57,393
Smiths Group PLC	1,724	36,654
Spirax-Sarco Engineering PLC	350	49,681
SSE PLC	5,361	113,750
St James’s Place PLC	2,529	38,062
Standard Chartered PLC	11,661	97,505
Tate & Lyle PLC	1,910	17,706
Taylor Wimpey PLC	17,221	24,847
Tesco PLC	35,250	106,712
Unilever PLC	12,330	623,649
UNITE Group PLC (The)	1,521	18,669
United Utilities Group PLC	3,247	42,292
Vodafone Group PLC	119,604	137,114
Weir Group PLC (The)	1,233	27,050
Whitbread PLC(b)	961	35,978
Wise PLC, Class A(a)	3,883	25,910
WPP PLC	5,085	59,083
		8,899,291
United States-4.79%
Amcor PLC, CDI	7,181	84,959
Computershare Ltd.	2,559	42,826
Ferguson PLC	1,005	140,552
GSK PLC	19,449	340,814
Haleon PLC(a)	23,848	95,198
Holcim AG(a)	2,610	154,711
JS Global Lifestyle Co. Ltd.(d)	6,010	7,261
Nestle S.A.	13,058	1,584,442
Oracle Corp.	160	10,901
QIAGEN N.V.(a)	1,053	51,062
Roche Holding AG	3,368	1,045,684
Roche Holding AG, BR(b)	127	46,197
Samsonite International S.A.(a)(d)	6,134	18,194
Signify N.V.	598	21,491
Sims Ltd.	772	8,301
Stellantis N.V.	9,671	150,994
Swiss Re AG	1,372	142,703
Tenaris S.A.	2,225	39,267
		3,985,557
Total Common Stocks & Other Equity Interests (Cost $93,942,714)		83,005,852

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(g) (Cost $3,014)	3,014	$3,014
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $93,945,728)		83,008,866
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.15%
Invesco Private Government Fund, 4.36%(f)(g)(h)	887,568	887,568
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(f)(g)(h)	1,730,473	$1,730,992
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,618,588)		2,618,560
TOTAL INVESTMENTS IN SECURITIES-102.94% (Cost $96,564,316)		85,627,426
OTHER ASSETS LESS LIABILITIES-(2.94)%		(2,448,210)
NET ASSETS-100.00%		$83,179,216

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,357,067, which represented 1.63% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,203	$338,093	$(446,282)	$-	$-	$3,014	$722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,724,672	2,437,337	(3,274,441)	-	-	887,568	12,529*
Invesco Private Prime Fund	4,432,079	4,016,350	(6,718,698)	103	1,158	1,730,992	35,058*
Total	$6,267,954	$6,791,780	$(10,439,421)	$103	$1,158	$2,621,574	$48,309

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-92.77%
Australia-0.15%
AngloGold Ashanti Ltd.	1,221	$25,584
Brazil-6.13%
Aliansce Sonae Shopping Centers S.A.	1,097	3,880
Alpargatas S.A., Preference Shares(a)	684	1,828
Ambev S.A.	12,429	33,346
Atacadao S.A.	1,323	4,275
Auren Energia S.A.	1,103	3,338
B3 S.A. - Brasil, Bolsa, Balcao	18,248	46,449
Banco Bradesco S.A.	3,025	7,498
Banco Bradesco S.A., Preference Shares	14,007	38,570
Banco BTG Pactual S.A.	2,671	11,342
Banco do Brasil S.A.	1,672	13,366
Banco Santander Brasil S.A.	671	3,815
BB Seguridade Participacoes S.A.	1,844	13,683
Bradespar S.A., Preference Shares	747	4,680
Braskem S.A., Class A, Preference Shares	692	3,171
BRF S.A.(a)	2,125	3,322
CCR S.A.	3,449	7,966
Centrais Eletricas Brasileiras S.A.	2,328	18,587
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	696	5,806
Cia de Saneamento Basico do Estado de Sao Paulo	1,071	11,708
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	687	3,086
Cia Energetica de Minas Gerais	489	1,598
Cia Energetica de Minas Gerais, Preference Shares	4,158	9,359
Cia Paranaense de Energia	1,100	1,486
Cia Paranaense de Energia, Class B, Preference Shares	2,860	4,365
Cia Siderurgica Nacional S.A.	1,473	5,352
Cosan S.A.	1,868	6,127
CPFL Energia S.A.	687	4,491
Dexco S.A.	839	1,242
EDP - Energias do Brasil S.A.	731	2,925
Embraer S.A.(a)	2,078	6,673
Energisa S.A.	676	5,610
Eneva S.A.(a)	3,403	8,021
ENGIE Brasil Energia S.A.	669	5,170
Equatorial Energia S.A.	2,752	15,145
Gerdau S.A., Preference Shares	2,717	17,471
GPS Participacoes e Empreendimentos S.A.(a)(b)	900	2,192
Grupo De Moda Soma S.A.	1,200	2,475
Grupo Mateus S.A.(a)	2,700	3,627
Hapvida Participacoes e Investimentos S.A.(a)(b)	10,432	10,552
Hypera S.A.	1,362	12,412
Itau Unibanco Holding S.A.	979	4,144
Itau Unibanco Holding S.A., Preference Shares	13,079	65,068
Itausa S.A., Preference Shares	9,655	16,176
Klabin S.A.	1,707	6,484
Localiza Rent a Car S.A.	1,798	20,909
Lojas Renner S.A.	2,975	12,639
Magazine Luiza S.A.(a)	8,128	7,072
Marfrig Global Foods S.A.	1,979	2,993
Multiplan Empreendimentos Imobiliarios S.A.	707	3,304
Natura & Co. Holding S.A.	2,744	7,842
Neoenergia S.A.	1,300	3,845
Odontoprev S.A.	2,305	5,152
Petro Rio S.A.(a)	1,682	13,908
Petroleo Brasileiro S.A.	11,182	64,701
Petroleo Brasileiro S.A., Preference Shares	13,451	68,874
Porto Seguro S.A.	283	1,440
	Shares	Value
Brazil-(continued)
Raia Drogasil S.A.	3,467	$16,908
Rede D’Or Sao Luiz S.A.(b)	2,059	12,900
Rumo S.A.	3,708	13,386
Sao Martinho S.A.	676	3,321
Sendas Distribuidora S.A.	2,325	8,973
Suzano S.A.	2,145	19,531
Telefonica Brasil S.A.	1,370	11,253
TIM S.A.	2,843	6,583
TOTVS S.A.	1,392	8,221
Transmissora Alianca de Energia Eletrica S.A.	200	1,456
Ultrapar Participacoes S.A.	2,746	7,114
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	1,420	2,379
Vale S.A.	10,338	191,899
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	400	1,149
Vibra Energia S.A.	3,467	11,208
WEG S.A.	4,381	32,904
		1,019,745
Chile-0.66%
Banco de Chile	150,083	16,344
Banco de Credito e Inversiones S.A.	165	4,957
Banco Santander Chile	187,261	7,845
Cencosud S.A.	3,178	5,688
Cencosud Shopping S.A.	2,096	3,148
Cia Cervecerias Unidas S.A.	299	2,289
Colbun S.A.	26,328	3,053
Embotelladora Andina S.A., Class B, Preference Shares	720	1,780
Empresas CMPC S.A.	3,749	6,424
Empresas COPEC S.A.	1,164	8,749
Enel Americas S.A.	52,806	6,967
Enel Chile S.A.	88,771	4,177
Falabella S.A.	2,262	5,238
Sociedad Quimica y Minera de Chile S.A., Class A	25	2,018
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	327	31,700
		110,377
China-36.59%
360 DigiTech, Inc., ADR	291	7,022
AECC Aero-Engine Control Co. Ltd., A Shares	2,275	8,785
AECC Aviation Power Co. Ltd., A Shares	700	4,698
Agricultural Bank of China Ltd., A Shares	15,858	6,830
Agricultural Bank of China Ltd., H Shares	65,549	23,641
Aier Eye Hospital Group Co. Ltd., A Shares	1,900	9,281
Airtac International Group	447	15,330
Akeso, Inc., B Shares(a)(b)	1,809	11,014
Alibaba Group Holding Ltd.(a)	39,513	546,183
Alibaba Health Information Technology Ltd.(a)	13,827	12,295
A-Living Smart City Services Co. Ltd., U Shares(b)	2,398	3,035
Aluminum Corp. of China Ltd., A Shares	12,761	10,048
Angelalign Technology, Inc.(b)	166	2,291
Anhui Conch Cement Co. Ltd., A Shares	1,286	5,617
Anhui Conch Cement Co. Ltd., H Shares	3,489	13,220
Anhui Expressway Co. Ltd., H Shares	11,181	10,205
Anhui Gujing Distillery Co. Ltd., B Shares	989	16,925
ANTA Sports Products Ltd.	3,414	51,568
Autohome, Inc., ADR	195	6,798
AviChina Industry & Technology Co. Ltd., H Shares	12,947	6,752
Baidu, Inc., A Shares(a)	5,594	94,488
Bank of China Ltd., A Shares	9,541	4,547
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
Bank of China Ltd., H Shares	182,639	$69,812
Bank of Communications Co. Ltd., A Shares	4,798	3,447
Bank of Communications Co. Ltd., H Shares	18,347	11,329
Bank of Ningbo Co. Ltd., A Shares	1,682	8,187
Bank of Shanghai Co. Ltd., A Shares	2,961	2,628
BeiGene Ltd.(a)	1,684	33,272
Beijing Enterprises Water Group Ltd.	14,423	3,687
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares(a)	1,900	2,396
Bengang Steel Plates Co. Ltd., A Shares	9,783	4,523
Bilibili, Inc., Z Shares(a)	603	15,148
BOE Technology Group Co. Ltd., A Shares	9,856	5,815
Bosideng International Holdings Ltd.	6,840	3,817
BYD Co. Ltd., A Shares	564	24,033
BYD Co. Ltd., H Shares	2,002	63,059
BYD Electronic International Co. Ltd.	2,948	10,243
Central China Securities Co. Ltd., A Shares	12,167	6,995
CGN Power Co. Ltd., H Shares(b)	34,605	8,089
Chengdu Xingrong Environment Co. Ltd.	8,800	6,534
China Cinda Asset Management Co. Ltd., H Shares	27,607	3,933
China CITIC Bank Corp. Ltd., H Shares	27,328	13,202
China Coal Energy Co. Ltd., H Shares	4,300	3,453
China Conch Environment Protection Holdings Ltd.(a)	3,500	1,532
China Conch Venture Holdings Ltd.	3,463	7,325
China Construction Bank Corp., H Shares	236,860	153,905
China Everbright Bank Co. Ltd., H Shares	16,203	5,178
China Everbright Environment Group Ltd.	13,462	5,977
China Feihe Ltd.(b)	9,738	9,390
China Galaxy Securities Co. Ltd., H Shares	6,645	3,594
China Greatwall Technology Group Co. Ltd., A Shares	2,700	4,863
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	1,600	3,192
China Hongqiao Group Ltd.	6,575	7,652
China International Capital Corp. Ltd., H Shares(b)	5,235	11,736
China Jinmao Holdings Group Ltd.	26,318	6,043
China Lesso Group Holdings Ltd.	2,485	2,840
China Life Insurance Co. Ltd., H Shares	14,598	26,818
China Literature Ltd.(a)(b)	1,366	7,136
China Longyuan Power Group Corp. Ltd., H Shares	9,784	13,455
China Medical System Holdings Ltd.	5,864	10,160
China Meidong Auto Holdings Ltd.	1,402	3,492
China Mengniu Dairy Co. Ltd.	8,411	40,507
China Merchants Bank Co. Ltd., A Shares	4,737	29,028
China Merchants Bank Co. Ltd., H Shares	9,911	64,294
China Merchants Port Holdings Co. Ltd.	5,267	7,402
China Merchants Securities Co. Ltd., H Shares(b)	6,932	7,581
China Minsheng Banking Corp. Ltd., A Shares	5,343	2,763
China Minsheng Banking Corp. Ltd., H Shares(c)	21,113	7,892
China National Building Material Co. Ltd., H Shares	13,576	12,435
China National Nuclear Power Co. Ltd., A Shares	4,700	4,212
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	600	2,589
China Oilfield Services Ltd., H Shares	6,617	7,977
China Overseas Land & Investment Ltd.	10,694	28,960
China Pacific Insurance (Group) Co. Ltd., A Shares	1,583	6,066
China Pacific Insurance (Group) Co. Ltd., H Shares	8,328	22,968
China Petroleum & Chemical Corp., A Shares	15,284	10,252
China Petroleum & Chemical Corp., H Shares	52,369	28,332
China Power International Development Ltd.	16,814	7,207
China Railway Group Ltd., A Shares	5,000	4,218
	Shares	Value
China-(continued)
China Resources Beer Holdings Co. Ltd.	4,996	$37,573
China Resources Cement Holdings Ltd.	12,175	7,075
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	800	2,187
China Resources Land Ltd.	8,127	38,984
China Resources Mixc Lifestyle Services Ltd.(b)	1,978	11,438
China Resources Power Holdings Co. Ltd.	5,094	10,580
China Shenhua Energy Co. Ltd., H Shares	10,403	32,316
China State Construction Engineering Corp. Ltd., A Shares	4,000	3,280
China Taiping Insurance Holdings Co. Ltd.	5,587	7,753
China Three Gorges Renewables Group Co. Ltd., A Shares	6,800	5,797
China Tourism Group Duty Free Corp. Ltd., A Shares	350	11,071
China Tower Corp. Ltd., H Shares(b)	155,152	17,681
China Traditional Chinese Medicine Holdings Co. Ltd.	12,950	6,195
China Vanke Co. Ltd., A Shares	1,979	5,357
China Vanke Co. Ltd., H Shares	6,236	12,602
China Yangtze Power Co. Ltd., A Shares	6,235	19,200
Chongqing Changan Automobile Co. Ltd., A Shares	2,736	5,762
Chongqing Zhifei Biological Products Co. Ltd., A Shares	300	4,362
CIFI Holdings Group Co. Ltd.	13,819	2,045
CITIC Ltd.	14,037	16,461
CITIC Securities Co. Ltd., A Shares	2,968	9,448
CITIC Securities Co. Ltd., H Shares	6,220	14,281
CMOC Group Ltd., H Shares(c)	16,897	9,824
Contemporary Amperex Technology Co. Ltd., A Shares	459	31,819
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares(a)	1,800	3,804
COSCO SHIPPING Holdings Co. Ltd., A Shares	5,510	8,694
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,908	4,054
Country Garden Holdings Co. Ltd.	21,052	7,896
Country Garden Services Holdings Co. Ltd.	4,720	12,766
CSC Financial Co. Ltd., H Shares(b)	2,390	2,485
CSG Holding Co. Ltd., B Shares	34,721	13,645
CSPC Pharmaceutical Group Ltd.	25,191	28,903
Dali Foods Group Co. Ltd.(b)	7,416	3,320
Daqo New Energy Corp., ADR(a)	115	5,234
Datang International Power Generation Co. Ltd., A Shares(a)	29,509	12,097
Dongfang Electric Corp. Ltd., A Shares	1,900	6,029
East Group Co. Ltd., A Shares	3,500	3,852
East Money Information Co. Ltd., A Shares	2,623	8,788
ENN Energy Holdings Ltd.	1,702	25,622
Eternal Asia Supply Chain Management Ltd., A Shares	7,222	6,851
Eve Energy Co. Ltd., A Shares	551	7,222
Far East Horizon Ltd.	7,852	7,076
Flat Glass Group Co. Ltd., H Shares(c)	1,486	4,645
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	736	8,700
Fosun International Ltd.	6,926	6,449
Full Truck Alliance Co. Ltd., ADR(a)	1,540	12,397
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,388	11,744
Ganfeng Lithium Group Co. Ltd., A Shares	891	10,477
GD Power Development Co. Ltd., A Shares(a)	7,300	4,289
GDS Holdings Ltd., A Shares(a)	2,047	5,980
Geely Automobile Holdings Ltd.	14,401	23,584

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
Genscript Biotech Corp.(a)	2,778	$9,463
GF Securities Co. Ltd., H Shares	6,421	10,502
Ginlong Technologies Co. Ltd., A Shares(a)	100	2,727
Great Wall Motor Co. Ltd., H Shares	10,095	14,315
GRG Banking Equipment Co. Ltd., A Shares	5,442	8,204
Guangdong Haid Group Co. Ltd., A Shares	890	8,211
Guangdong Investment Ltd.	11,766	12,814
Guanghui Energy Co. Ltd., A Shares	1,400	2,129
Guangshen Railway Co. Ltd., H Shares(a)	27,862	4,881
Guangzhou Automobile Group Co. Ltd., H Shares	8,139	5,835
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares	6,052	5,949
H World Group Ltd., ADR	597	28,346
Haidilao International Holding Ltd.(a)(b)	2,656	7,275
Haier Smart Home Co. Ltd., A Shares	2,671	10,203
Haier Smart Home Co. Ltd., H Shares	5,640	20,845
Haitian International Holdings Ltd.	942	2,905
Haitong Securities Co. Ltd., A Shares	5,442	7,541
Haitong Securities Co. Ltd., H Shares	7,442	5,127
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	1,600	2,517
Hangzhou Tigermed Consulting Co. Ltd., A Shares	555	9,620
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,903	3,894
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,583	5,987
Hengan International Group Co. Ltd.	2,945	14,465
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	1,200	3,973
Hua Hong Semiconductor Ltd.(a)(b)	1,488	5,783
Huadian Power International Corp. Ltd., A Shares	4,200	3,618
Huaneng Power International, Inc., H Shares(a)(c)	15,713	7,682
Huatai Securities Co. Ltd., H Shares(b)	6,497	8,405
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	24,480	12,037
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	713	5,677
Industrial & Commercial Bank of China Ltd., A Shares	11,871	7,596
Industrial & Commercial Bank of China Ltd., H Shares	202,780	108,649
Industrial Bank Co. Ltd., A Shares	4,848	12,682
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	2,000	4,091
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	1,979	9,579
Inner Mongolia Yitai Coal Co. Ltd., B Shares	1,300	1,954
Innovent Biologics, Inc.(a)(b)	3,786	20,683
Inspur Electronic Information Industry Co. Ltd., A Shares	1,682	5,918
iQIYI, Inc., ADR(a)	1,044	6,995
JA Solar Technology Co. Ltd., A Shares	280	2,737
JD Health International, Inc.(a)(b)	1,967	16,442
JD.com, Inc., A Shares	6,146	182,901
Jiangsu Expressway Co. Ltd., H Shares	5,338	5,264
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	1,705	10,677
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	594	15,437
Jiangsu Zhongtian Technology Co. Ltd., A Shares	1,300	3,156
Jiangxi Copper Co. Ltd., H Shares	4,251	7,349
Jinxin Fertility Group Ltd.(b)	4,760	4,448
Jiumaojiu International Holdings Ltd.(b)	2,473	6,310
Joinn Laboratories China Co. Ltd., H Shares(b)	682	3,593
Joyoung Co. Ltd., A Shares	1,300	3,582
	Shares	Value
China-(continued)
JOYY, Inc., ADR	168	$5,994
Juewei Food Co. Ltd., A Shares	693	5,494
Kaishan Group Co. Ltd., A Shares(a)	3,452	8,284
Kanzhun Ltd., ADR(a)	464	11,271
KE Holdings, Inc., ADR(a)	1,568	28,757
Kingboard Holdings Ltd.	2,872	11,771
KingClean Electric Co. Ltd., A Shares	1,345	6,195
Kingdee International Software Group Co. Ltd.(a)	7,208	15,706
Kingsoft Corp. Ltd.	2,824	10,461
Kuaishou Technology(a)(b)	5,122	44,858
Kweichow Moutai Co. Ltd., A Shares	248	67,745
KWG Group Holdings Ltd.(a)	12,500	3,344
Lao Feng Xiang Co. Ltd., B Shares	1,500	4,578
Lens Technology Co. Ltd., A Shares	2,000	3,944
Leyard Optoelectronic Co. Ltd., A Shares	4,848	4,389
Li Auto, Inc., ADR(a)(c)	1,238	30,826
Li Ning Co. Ltd.	6,324	62,284
LianChuang Electronic Technology Co. Ltd., A Shares	3,460	7,018
Longfor Group Holdings Ltd.(b)	6,432	21,411
LONGi Green Energy Technology Co. Ltd., A Shares	1,828	13,098
Longshine Technology Group Co. Ltd., A Shares	800	2,959
Lufax Holding Ltd., ADR	1,623	4,950
Luxshare Precision Industry Co. Ltd., A Shares	2,146	10,399
Luzhou Laojiao Co. Ltd., A Shares	297	10,417
Mango Excellent Media Co. Ltd., A Shares	890	4,032
Maxscend Microelectronics Co. Ltd., A Shares	351	6,993
Meituan, B Shares(a)(b)	12,475	277,875
MINISO Group Holding Ltd., ADR	336	5,114
Muyuan Foods Co. Ltd., A Shares	1,601	11,861
NARI Technology Co. Ltd., A Shares	940	3,679
NAURA Technology Group Co. Ltd., A Shares	198	6,898
NetEase, Inc.	4,314	76,347
New China Life Insurance Co. Ltd., A Shares	1,286	5,944
New China Life Insurance Co. Ltd., H Shares	2,759	7,392
New Hope Liuhe Co. Ltd., A Shares(a)	4,056	7,883
New Oriental Education & Technology Group, Inc.(a)	3,500	15,181
Ninestar Corp., A Shares	1,780	13,547
Ningbo Orient Wires & Cables Co. Ltd., A Shares	324	3,090
NIO, Inc., ADR(a)(c)	3,360	40,555
Nongfu Spring Co. Ltd., H Shares(b)	3,564	20,243
People’s Insurance Co. Group of China Ltd. (The), H Shares	20,463	6,892
PetroChina Co. Ltd., H Shares	64,060	34,242
Pharmaron Beijing Co. Ltd., A Shares	841	9,297
PICC Property & Casualty Co. Ltd., H Shares	19,834	18,648
Pinduoduo, Inc., ADR(a)	986	96,608
Ping An Bank Co. Ltd., A Shares	5,442	12,130
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,360	3,600
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,483	11,189
Ping An Insurance (Group) Co. of China Ltd., H Shares	17,433	136,119
Poly Developments and Holdings Group Co. Ltd., A Shares	4,750	11,058
Poly Property Services Co. Ltd., H Shares(b)	1,094	7,746
Pop Mart International Group Ltd.(b)	1,956	6,326
Postal Savings Bank of China Co. Ltd., H Shares(b)	28,476	19,363
Power Construction Corp. of China Ltd., A Shares	2,200	2,286
Qingdao Hanhe Cable Co. Ltd., A Shares	14,738	9,364
RLX Technology, Inc., ADR(a)	1,357	3,365

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
Sany Heavy Industry Co. Ltd., A Shares	2,770	$7,205
Seazen Group Ltd.(a)	11,911	4,650
SF Holding Co. Ltd., A Shares	890	7,762
Shaanxi Coal Industry Co. Ltd., A Shares	700	2,032
Shandong Gold Mining Co. Ltd., A Shares	1,600	4,706
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	8,131	13,485
Shanghai Electric Power Co. Ltd., A Shares(a)	2,000	2,985
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	989	9,733
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(c)	1,930	6,251
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	233	2,347
Shanghai International Airport Co. Ltd., A Shares(a)	890	7,998
Shanghai Junshi Biosciences Co. Ltd., A Shares(a)	344	2,933
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	3,718	6,570
Shanghai Pudong Development Bank Co. Ltd., A Shares	5,536	6,048
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., B Shares	4,300	3,901
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	49,558	12,603
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	4,600	3,135
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	335	14,506
Shenzhen Agricultural Products Group Co. Ltd., A Shares	10,388	8,624
Shenzhen Huaqiang Industry Co. Ltd., A Shares	3,660	6,741
Shenzhen Inovance Technology Co. Ltd., A Shares	940	9,924
Shenzhen International Holdings Ltd.	5,843	5,706
Shenzhen Kaifa Technology Co. Ltd., A Shares	4,056	7,004
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	580	3,165
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	252	12,406
Shenzhen MTC Co. Ltd., A Shares(a)	7,800	4,561
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	20,774	10,361
Shenzhou International Group Holdings Ltd.	2,138	26,798
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	700	3,004
Sieyuan Electric Co. Ltd., A Shares	1,979	12,749
Silergy Corp.	708	14,429
Sino Biopharmaceutical Ltd.	27,960	16,321
Sinopec Oilfield Service Corp., A Shares(a)	21,664	6,913
Sinopharm Group Co. Ltd., H Shares	2,926	7,174
Sinotruk Hong Kong Ltd.	3,465	5,976
Skyworth Digital Co. Ltd., A Shares	1,100	2,483
Smoore International Holdings Ltd.(b)(c)	4,381	6,595
Sun Art Retail Group Ltd.	8,000	3,245
Sungrow Power Supply Co. Ltd., A Shares	300	5,801
Sunny Optical Technology Group Co. Ltd.	2,017	27,352
SuZhou TA&A Ultra Clean Technology Co. Ltd., A Shares	200	1,888
TAL Education Group, ADR(a)	1,239	9,057
Tencent Holdings Ltd.	16,057	782,924
Tencent Music Entertainment Group, ADR(a)	1,686	14,146
Tianqi Lithium Corp., A Shares(a)	300	4,298
Tingyi Cayman Islands Holding Corp.	2,900	4,817
Titan Wind Energy Suzhou Co. Ltd., A Shares	1,200	2,912
	Shares	Value
China-(continued)
Tongcheng Travel Holdings Ltd.(a)(b)	3,922	$8,920
Tongwei Co. Ltd., A Shares	1,385	8,677
Topsec Technologies Group, Inc., A Shares	3,660	6,014
Topsports International Holdings Ltd.(b)	6,926	6,530
TravelSky Technology Ltd., H Shares	2,963	6,154
Trina Solar Co. Ltd., A Shares	214	2,271
Trip.com Group Ltd., ADR(a)(c)	1,437	52,824
Tsingtao Brewery Co. Ltd., H Shares	1,399	13,552
Vipshop Holdings Ltd., ADR(a)	1,233	19,074
Wanhua Chemical Group Co. Ltd., A Shares	890	12,725
Weibo Corp., ADR(a)	183	4,163
Weichai Power Co. Ltd., H Shares	7,267	11,010
Will Semiconductor Co. Ltd., A Shares	270	3,772
Wingtech Technology Co. Ltd., A Shares	594	5,172
Wuliangye Yibin Co. Ltd., A Shares	693	21,435
WuXi AppTec Co. Ltd., A Shares	334	4,624
WuXi AppTec Co. Ltd., H Shares(b)	1,021	13,221
Wuxi Biologics Cayman, Inc.(a)(b)	9,343	77,773
Xiaomi Corp., B Shares(a)(b)	29,571	48,741
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	9,889	7,204
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	4,750	8,259
Xinyi Solar Holdings Ltd.	12,893	16,854
Xpeng, Inc.(a)	1,729	9,134
Xtep International Holdings Ltd.	2,023	2,704
Yadea Group Holdings Ltd.(b)	1,604	3,655
Yangzijiang Shipbuilding Holdings Ltd.	7,042	6,947
Yankuang Energy Group Co. Ltd., H Shares	7,038	22,581
Yanlord Land Group Ltd.	5,479	4,687
Yantai Eddie Precision Machinery Co. Ltd., A Shares	1,420	3,419
Yihai International Holding Ltd.	961	3,408
Yonyou Network Technology Co. Ltd., A Shares	1,613	5,874
Yum China Holdings, Inc.	985	59,563
Yunnan Baiyao Group Co. Ltd., A Shares	791	6,737
Yunnan Energy New Material Co. Ltd., A Shares	198	4,590
Zai Lab Ltd., ADR(a)	214	9,018
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	198	9,120
Zhefu Holding Group Co. Ltd., A Shares	12,761	7,781
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	889	9,084
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	600	4,009
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)(c)	1,350	4,495
Zhongsheng Group Holdings Ltd.	2,076	11,764
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,003	10,705
Zijin Mining Group Co. Ltd., H Shares	19,114	31,619
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	7,186	3,988
ZTE Corp., H Shares	2,906	7,030
ZTO Express (Cayman), Inc.	1,000	28,539
		6,090,477
Colombia-0.17%
Bancolombia S.A.	544	4,920
Bancolombia S.A., Preference Shares	830	6,345
Cementos Argos S.A.	3,805	2,634

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Colombia-(continued)
Grupo de Inversiones Suramericana S.A.	837	$7,374
Interconexion Electrica S.A. ESP	1,688	6,923
		28,196
Czech Republic-0.24%
CEZ A.S.(c)	799	32,378
Komercni banka A.S.(c)	223	7,498
		39,876
Egypt-0.12%
Commercial International Bank Egypt S.A.E.	6,238	10,233
Eastern Co. S.A.E.	3,018	1,790
Egypt Kuwait Holding Co. S.A.E.	7,067	8,664
		20,687
Greece-0.41%
Alpha Services and Holdings S.A.(a)	5,301	7,209
Eurobank Ergasias Services and Holdings S.A.(a)	4,337	5,866
Hellenic Telecommunications Organization S.A.	715	11,250
Helleniq Energy Holdings S.A.	243	2,049
JUMBO S.A.	354	6,336
Motor Oil Hellas Corinth Refineries S.A.	211	5,149
Mytilineos S.A.	347	8,952
OPAP S.A.	587	8,810
Piraeus Financial Holdings S.A.(a)	1,030	2,125
Public Power Corp. S.A.(a)	492	3,919
Terna Energy S.A.	286	6,222
		67,887
Hong Kong-0.10%
Alibaba Pictures Group Ltd.(a)	75,019	5,647
Kingboard Laminates Holdings Ltd.(c)	3,460	4,227
Nine Dragons Paper Holdings Ltd.	6,630	5,963
		15,837
Hungary-0.26%
Gedeon Richter PLC	527	11,852
Magyar Telekom Telecommunications PLC	4,528	4,797
MOL Hungarian Oil & Gas PLC	1,246	9,295
OTP Bank Nyrt	579	17,420
		43,364
Iceland-0.00%
Reitir fasteignafelag HF	1,200	729
India-7.95%
Axis Bank Ltd., GDR(b)	2,311	123,176
Dr. Reddy’s Laboratories Ltd., ADR	1,613	86,779
GAIL (India) Ltd., GDR(b)	1,998	14,026
ICICI Bank Ltd., ADR(c)	3,417	71,176
Infosys Ltd., ADR(c)	7,826	147,129
Larsen & Toubro Ltd., GDR(b)	7,253	185,900
Mahindra & Mahindra Ltd., GDR(b)	6,573	111,412
Reliance Industries Ltd., GDR(b)	3,445	197,399
State Bank of India, GDR(b)(c)	1,828	124,304
Tata Motors Ltd., ADR(a)(d)	2,944	81,230
Tata Steel Ltd., GDR(b)	4,918	72,541
UPL Ltd., GDR	1,144	20,592
Wipro Ltd., ADR	18,088	88,450
		1,324,114
Indonesia-2.03%
PT Adaro Energy Indonesia Tbk	29,426	5,811
PT Astra International Tbk	50,443	20,251
PT Bank Central Asia Tbk	104,055	58,972
PT Bank Mandiri (Persero) Tbk	54,134	36,003
	Shares	Value
Indonesia-(continued)
PT Bank Negara Indonesia (Persero) Tbk	23,537	$14,405
PT Bank Rakyat Indonesia (Persero) Tbk	174,572	53,458
PT Bank Syariah Indonesia Tbk	7,822	697
PT Barito Pacific Tbk	88,085	4,853
PT Bukit Asam Tbk	13,904	3,154
PT Bumi Serpong Damai Tbk(a)	18,038	1,125
PT Charoen Pokphand Indonesia Tbk	22,603	8,800
PT Elang Mahkota Teknologi Tbk	78,456	5,676
PT Gudang Garam Tbk	1,596	2,449
PT Hanjaya Mandala Sampoerna Tbk	34,894	2,270
PT Indah Kiat Pulp & Paper Corp. Tbk	8,018	4,465
PT Indocement Tunggal Prakarsa Tbk	4,702	3,139
PT Indofood CBP Sukses Makmur Tbk	8,194	5,521
PT Indofood Sukses Makmur Tbk	14,620	6,569
PT Jasa Marga (Persero) Tbk(a)	9,281	1,957
PT Kalbe Farma Tbk	65,188	8,958
PT Media Nusantara Citra Tbk(a)	22,288	1,035
PT MNC Digital Entertainment Tbk(a)	1,984	600
PT Perusahaan Gas Negara Tbk	53,455	5,517
PT Sarana Menara Nusantara Tbk	67,771	5,071
PT Semen Indonesia (Persero) Tbk	9,639	4,771
PT Smartfren Telecom Tbk(a)	468,029	2,123
PT Sumber Alfaria Trijaya Tbk	50,887	9,607
PT Surya Citra Media Tbk	117,741	1,775
PT Telkom Indonesia (Persero) Tbk	138,712	35,896
PT Tower Bersama Infrastructure Tbk	38,310	5,373
PT Unilever Indonesia Tbk	18,499	5,751
PT United Tractors Tbk	5,015	8,237
PT XL Axiata Tbk	18,038	2,772
		337,061
Kuwait-0.86%
Agility Public Warehousing Co. KSC	5,310	10,368
Boubyan Bank KSCP	3,051	7,852
Boubyan Petrochemicals Co. KSCP	2,043	5,357
Gulf Bank KSCP	5,623	5,775
Humansoft Holding Co. KSC	270	3,008
Kuwait Finance House KSCP	9,125	25,127
Mabanee Co. K.P.S.C.	2,744	7,706
Mobile Telecommunications Co. KSCP	2,407	4,376
National Bank of Kuwait SAKP	20,284	73,075
		142,644
Luxembourg-0.04%
Reinet Investments S.C.A.	351	6,606
Malaysia-1.94%
Alliance Bank Malaysia Bhd.	3,488	2,940
AMMB Holdings Bhd.	8,299	7,951
Axiata Group Bhd.	14,263	10,165
British American Tobacco Malaysia Bhd.	674	2,002
CIMB Group Holdings Bhd.	16,157	21,832
Dialog Group Bhd.	14,438	8,839
DiGi.Com Bhd.	14,429	14,240
FGV Holdings Bhd.	8,277	2,600
Fraser & Neave Holdings Bhd.	652	3,800
Genting Bhd.	7,600	8,845
Genting Malaysia Bhd.	8,881	5,929
Hartalega Holdings Bhd.	5,389	2,042
Hong Leong Bank Bhd.	2,039	9,818
Hong Leong Financial Group Bhd.	720	3,123
IHH Healthcare Bhd.	8,589	11,937
IOI Corp. Bhd.	10,246	9,200
Kuala Lumpur Kepong Bhd.	706	3,557

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Malaysia-(continued)
Malayan Banking Bhd.	12,103	$24,818
Malaysia Airports Holdings Bhd.(a)	2,860	4,743
Maxis Bhd.	8,242	7,664
MISC Bhd.	2,970	5,099
Nestle Malaysia Bhd.	137	4,338
Petronas Chemicals Group Bhd.	6,829	13,404
Petronas Dagangan Bhd.	720	3,680
PPB Group Bhd.	2,061	8,504
Press Metal Aluminium Holdings Bhd.	10,482	12,785
Public Bank Bhd.	39,961	39,778
QL Resources Bhd.	4,105	5,649
RHB Bank Bhd.	5,415	7,304
Sime Darby Bhd.	12,049	6,536
Sime Darby Plantation Bhd.	10,334	10,517
Telekom Malaysia Bhd.	2,817	3,457
Tenaga Nasional Bhd.	11,450	25,308
Top Glove Corp. Bhd.(a)	16,368	3,200
Westports Holdings Bhd.	4,255	3,772
YTL Corp. Bhd.(a)	20,793	2,762
		322,138
Mexico-3.23%
Alfa S.A.B. de C.V., Class A	7,320	5,311
Alpek S.A.B. de C.V.	817	1,295
America Movil S.A.B. de C.V., Series L	83,183	87,077
Arca Continental S.A.B. de C.V.	1,265	11,193
Banco del Bajio S.A.(b)(c)	2,103	8,482
Becle S.A.B. de C.V.	2,022	4,896
Cemex S.A.B. de C.V., Series CPO(a)(e)	39,534	21,113
Coca-Cola FEMSA S.A.B. de C.V., Series L	1,537	11,712
Concentradora Fibra Danhos S.A. de C.V.	817	1,083
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(a)	2,278	2,547
El Puerto de Liverpool S.A.B. de C.V., Series C-1	728	4,598
Fibra Uno Administracion S.A. de C.V.	7,299	9,900
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(f)	5,257	46,122
Gruma S.A.B. de C.V., Class B	698	10,169
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(c)	117	1,069
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	707	12,225
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	352	9,576
Grupo Bimbo S.A.B. de C.V., Series A	7,745	38,733
Grupo Carso S.A.B. de C.V., Series A1	1,535	7,783
Grupo Comercial Chedraui S.A. de C.V.	2,996	14,762
Grupo Elektra S.A.B. de C.V.(c)	42	2,315
Grupo Financiero Banorte S.A.B. de C.V., Class O	8,260	68,624
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	5,336	11,495
Grupo Mexico S.A.B. de C.V., Class B	9,326	41,540
Grupo Televisa S.A.B., Series CPO(g)	7,162	8,773
Industrias Penoles S.A.B. de C.V.(a)	400	5,710
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	4,357	8,329
Megacable Holdings S.A.B. de C.V., Series CPO(h)	728	2,277
Operadora de Sites Mexicanos S.A.B. de C.V., Class A-1	7,624	8,232
Orbia Advance Corp. S.A.B. de C.V.	3,349	6,719
Prologis Property Mexico S.A. de C.V.	1,750	5,701
Promotora y Operadora de Infraestructura S.A.B de C.V.	320	3,106
Regional S.A.B. de C.V.	117	1,011
	Shares	Value
Mexico-(continued)
Sitios Latinoamerica S.A.B. de C.V.(a)	4,128	$1,913
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,429	52,687
		538,078
Pakistan-0.00%
Fauji Fertilizer Co. Ltd.	1,947	753
Philippines-0.90%
Aboitiz Power Corp.	6,427	4,267
ACEN Corp.	17,173	2,207
Alliance Global Group, Inc.	15,114	3,470
Ayala Corp.	698	9,114
Ayala Land, Inc.	21,624	11,684
Bank of the Philippine Islands	5,867	11,277
BDO Unibank, Inc.	6,314	14,265
Bloomberry Resorts Corp.(a)	6,305	1,066
Converge Information and Communications Technology Solutions, Inc.(a)	6,417	2,057
DMCI Holdings, Inc.	7,997	1,610
Globe Telecom, Inc.	70	2,596
GT Capital Holdings, Inc.	364	3,415
International Container Terminal Services, Inc.	3,192	12,150
JG Summit Holdings, Inc.	8,858	8,683
Jollibee Foods Corp.	1,111	4,852
LT Group, Inc.	8,228	1,521
Manila Electric Co.	768	3,945
Megaworld Corp.	45,123	1,757
Metro Pacific Investments Corp.	55,768	4,133
Metropolitan Bank & Trust Co.	6,304	6,627
Monde Nissin Corp.(b)	7,584	1,840
PLDT, Inc.	362	8,928
San Miguel Corp.	970	1,775
Semirara Mining & Power Corp.	2,453	1,442
SM Prime Holdings, Inc.	28,128	19,039
Universal Robina Corp.	2,300	5,810
		149,530
Qatar-1.06%
Barwa Real Estate Co.	5,881	4,593
Commercial Bank P.S.Q.C. (The)	6,117	10,078
Doha Bank Q.P.S.C.	4,689	2,491
Industries Qatar Q.S.C.	4,681	18,087
Masraf Al Rayan Q.S.C.	11,339	8,530
Mesaieed Petrochemical Holding Co. Q.P.S.C.	13,375	7,914
Ooredoo Q.P.S.C.	1,580	3,879
Qatar Aluminum Manufacturing Co.	8,439	4,233
Qatar Electricity & Water Co. Q.S.C.	1,552	7,590
Qatar Fuel Q.S.C.	971	4,762
Qatar Gas Transport Co. Ltd.	8,377	8,741
Qatar Insurance Co. (S.A.Q.)	4,938	2,475
Qatar International Islamic Bank Q.S.C.	2,292	6,510
Qatar Islamic Bank (S.A.Q)	3,525	19,092
Qatar National Bank Q.P.S.C.	12,930	63,909
United Development Co. Q.S.C.	5,356	1,781
Vodafone Qatar Q.S.C.	5,084	2,394
		177,059
Romania-0.03%
NEPI Rockcastle N.V.	683	4,235
Russia-0.00%
Alrosa PJSC(a)(d)	5,728	0
Gazprom PJSC(d)	23,800	0
Inter RAO UES PJSC(d)	91,895	0
Lukoil PJSC(d)	959	0

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Russia-(continued)
Magnit PJSC(d)	196	$0
Magnitogorsk Iron & Steel Works PJSC(d)	6,370	0
MMC Norilsk Nickel PJSC(d)	119	0
Mobile TeleSystems PJSC(d)	2,469	0
Moscow Exchange MICEX-RTS PJSC(a)(d)	3,806	0
Novatek PJSC(d)	2,626	0
Novolipetsk Steel PJSC(d)	2,494	0
PhosAgro PJSC(d)	127	0
Polyus PJSC(a)(d)	72	0
Raspadskaya OJSC(d)	586	0
Rosneft Oil Co. PJSC(d)	2,287	0
Rostelecom PJSC(d)	2,632	0
RusHydro PJSC(d)	250,330	0
Sberbank of Russia PJSC(d)	21,738	0
Severstal PAO(d)	487	0
Sistema PJSFC(a)(d)	17,276	0
Surgutneftegas PJSC(d)	18,011	0
Surgutneftegas PJSC, Preference Shares(d)	16,402	0
Tatneft PJSC(d)	4,111	0
Transneft PJSC, Preference Shares(d)	1	0
United Co. RUSAL International PJSC(d)	7,760	0
VTB Bank PJSC(a)(d)	13,924,072	0
		0
Saudi Arabia-4.72%
Abdullah Al Othaim Markets Co.	188	5,282
ACWA Power Co.	435	17,643
Advanced Petrochemical Co.	1,094	13,780
Al Rajhi Bank(a)	4,845	106,369
Alinma Bank	1,812	15,918
Almarai Co. JSC	271	4,010
Arab National Bank	1,372	10,140
Arabian Centres Co. Ltd.	1,281	6,840
Arabian Internet & Communications Services Co.	22	1,484
Bank AlBilad(a)	2,473	29,711
Bank Al-Jazira	266	1,378
Banque Saudi Fransi	1,698	18,568
Bupa Arabia for Cooperative Insurance Co.	447	18,628
Company for Cooperative Insurance (The)(a)	441	9,891
Dallah Healthcare Co.	266	9,713
Dr Sulaiman Al Habib Medical Services Group Co.	181	11,285
Elm Co.	35	3,327
Emaar Economic City(a)	1,826	3,990
Etihad Etisalat Co.	532	5,022
Jarir Marketing Co.	233	9,362
Mobile Telecommunications Co.(a)	1,749	4,891
Mouwasat Medical Services Co.	167	9,183
National Industrialization Co.(a)	1,708	5,636
Qassim Cement Co. (The)	369	6,617
Rabigh Refining & Petrochemical Co.(a)	454	1,354
Riyad Bank	3,175	26,166
SABIC Agri-Nutrients Co.	845	30,994
Sahara International Petrochemical Co.	1,741	17,272
Saudi Airlines Catering Co.(a)	581	11,740
Saudi Arabian Mining Co.(a)	2,362	46,647
Saudi Arabian Oil Co.(b)	5,530	48,628
Saudi Basic Industries Corp.	2,004	49,764
Saudi British Bank (The)	2,514	24,316
Saudi Cement Co.	421	5,838
Saudi Electricity Co.	1,197	7,361
Saudi Ground Services Co.(a)	823	4,884
Saudi Industrial Investment Group	2,759	18,288
Saudi Kayan Petrochemical Co.(a)	2,992	10,648
	Shares	Value
Saudi Arabia-(continued)
Saudi National Bank (The)	5,416	$68,508
Saudi Research & Media Group(a)	183	9,184
Saudi Tadawul Group Holding Co.	27	1,168
Saudi Telecom Co.	3,857	38,055
Saudia Dairy & Foodstuff Co.	250	15,690
Savola Group (The)	449	3,592
Southern Province Cement Co.	610	8,201
United Electronics Co.	49	993
Yamama Cement Co.(a)	174	1,335
Yanbu National Petrochemical Co., Class A	491	5,813
		785,107
Singapore-0.01%
Yangzijiang Financial Holding Ltd.(a)	7,130	2,019
South Africa-3.83%
Absa Group Ltd.	1,828	20,938
African Rainbow Minerals Ltd.	347	5,650
Anglo American Platinum Ltd.	158	11,732
Aspen Pharmacare Holdings Ltd.	1,106	9,594
AVI Ltd.	645	2,751
Bid Corp. Ltd.	764	15,767
Bidvest Group Ltd. (The)	1,043	13,475
Capitec Bank Holdings Ltd.	184	18,979
Clicks Group Ltd.(c)	784	11,939
Dis-Chem Pharmacies Ltd.(b)	2,211	3,794
Discovery Ltd.(a)	1,271	10,064
Exxaro Resources Ltd.	435	5,448
FirstRand Ltd.	13,587	50,350
Foschini Group Ltd. (The)	726	4,537
Gold Fields Ltd.	2,552	29,147
Growthpoint Properties Ltd.	8,055	6,480
Harmony Gold Mining Co. Ltd.	1,530	5,407
Impala Platinum Holdings Ltd.	2,285	26,471
Investec Ltd.	732	4,632
Kumba Iron Ore Ltd.(c)	184	5,625
Life Healthcare Group Holdings Ltd.	3,702	3,629
Momentum Metropolitan Holdings	3,315	3,606
Mr Price Group Ltd.	615	5,803
MTN Group Ltd.	4,759	40,194
MultiChoice Group	1,349	9,273
Naspers Ltd., Class N	566	109,176
Nedbank Group Ltd.	445	5,763
Netcare Ltd.(c)	4,935	4,060
Northam Platinum Holdings Ltd.(a)	687	6,728
OUTsurance Group Ltd.	2,591	5,349
Pepkor Holdings Ltd.(b)	4,008	4,726
Pick n Pay Stores Ltd.	984	3,151
Redefine Properties Ltd.	14,358	3,318
Remgro Ltd.	1,666	13,383
Resilient REIT Ltd.	475	1,446
Royal Bafokeng Platinum Ltd.	481	4,576
Sanlam Ltd.	3,442	11,119
Santam Ltd.	226	3,629
Sappi Ltd.	1,889	5,577
Sasol Ltd.	1,234	22,356
Shoprite Holdings Ltd.	1,531	21,160
Sibanye Stillwater Ltd.	7,754	20,526
SPAR Group Ltd. (The)(c)	574	4,541
Standard Bank Group Ltd.	2,982	29,641
Tiger Brands Ltd.(c)	553	6,601
Transaction Capital Ltd.(c)	383	760
Truworths International Ltd.	1,510	5,737

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
South Africa-(continued)
Vodacom Group Ltd.	1,254	$8,779
Woolworths Holdings Ltd.	2,470	10,688
		638,075
Taiwan-15.76%
Accton Technology Corp.	1,679	13,776
Acer, Inc.	9,044	7,554
Advanced Energy Solution Holding Co. Ltd.	45	1,192
Advantech Co. Ltd.	1,215	13,872
ASE Technology Holding Co. Ltd.	8,720	29,343
Asia Cement Corp.	6,898	9,724
ASMedia Technology, Inc.	107	3,226
ASPEED Technology, Inc.	46	3,274
Asustek Computer, Inc.	1,550	14,141
AUO Corp.	22,137	12,451
Capital Securities Corp.	7,241	2,813
Catcher Technology Co. Ltd.	665	3,958
Cathay Financial Holding Co. Ltd.	22,079	31,482
Chailease Holding Co. Ltd.	3,295	24,931
Chang Hwa Commercial Bank Ltd.	14,107	8,298
Cheng Shin Rubber Industry Co. Ltd.	5,048	5,834
Chicony Electronics Co. Ltd.	3,431	9,966
China Airlines Ltd.	6,693	4,362
China Development Financial Holding Corp.	34,866	15,427
China Steel Corp.	35,324	37,396
Chunghwa Telecom Co. Ltd.	10,361	38,692
Compal Electronics, Inc.	13,543	10,218
CTBC Financial Holding Co. Ltd.	44,440	33,990
Delta Electronics, Inc.	6,211	60,222
E Ink Holdings, Inc.	2,375	13,806
E.Sun Financial Holding Co. Ltd.	22,553	18,476
Eclat Textile Co. Ltd.	409	6,823
eMemory Technology, Inc.	111	6,110
ENNOSTAR, Inc.	2,343	3,936
Eva Airways Corp.	7,049	6,865
Evergreen Marine Corp. Taiwan Ltd.	2,831	14,505
Far Eastern International Bank	8,112	3,173
Far Eastern New Century Corp.	13,642	14,920
Far EasTone Telecommunications Co. Ltd.	5,935	13,218
Feng TAY Enterprise Co. Ltd.	1,394	9,229
First Financial Holding Co. Ltd.	28,639	24,999
Formosa Chemicals & Fibre Corp.	9,565	23,071
Formosa Petrochemical Corp.	2,119	5,943
Formosa Plastics Corp.	10,826	32,308
Formosa Taffeta Co. Ltd.	4,565	4,132
Foxconn Technology Co. Ltd.	2,954	5,362
Fubon Financial Holding Co. Ltd.	20,174	40,680
Giant Manufacturing Co. Ltd.	530	3,641
Globalwafers Co. Ltd.	615	10,864
Hiwin Technologies Corp.	414	3,102
Hon Hai Precision Industry Co. Ltd.	31,576	105,331
Hotai Motor Co. Ltd.	719	15,809
HTC Corp.(a)	4,456	9,119
Hua Nan Financial Holdings Co. Ltd.	25,518	19,417
Innolux Corp.	23,769	9,731
Inventec Corp.	9,361	7,890
Largan Precision Co. Ltd.	308	21,911
Lite-On Technology Corp.	4,191	9,306
MediaTek, Inc.	3,962	96,009
Mega Financial Holding Co. Ltd.	28,958	30,939
Micro-Star International Co. Ltd.	2,256	9,924
momo.com, Inc.	148	3,957
Nan Ya Plastics Corp.	13,774	34,763
	Shares	Value
Taiwan-(continued)
Nan Ya Printed Circuit Board Corp.	558	$4,597
Nien Made Enterprise Co. Ltd.	135	1,409
Novatek Microelectronics Corp.	1,604	19,170
Oneness Biotech Co. Ltd.(a)	526	4,750
Pegatron Corp.	4,307	9,304
Pou Chen Corp.	7,117	8,180
Powerchip Semiconductor Manufacturing Corp.	5,000	5,778
President Chain Store Corp.	1,810	16,314
Quanta Computer, Inc.	7,635	19,091
Realtek Semiconductor Corp.	1,390	14,980
Ruentex Development Co. Ltd.	4,500	6,757
Shanghai Commercial & Savings Bank Ltd. (The)	9,168	14,229
Shin Kong Financial Holding Co. Ltd.	34,734	10,443
Sino-American Silicon Products, Inc.	936	5,134
SinoPac Financial Holdings Co. Ltd.	34,812	20,149
Synnex Technology International Corp.	6,337	12,804
Taishin Financial Holding Co. Ltd.	23,868	12,992
Taiwan Business Bank	7,964	3,556
Taiwan Cement Corp.	14,721	17,857
Taiwan Cooperative Financial Holding Co. Ltd.	29,408	26,007
Taiwan Fertilizer Co. Ltd.	3,909	7,292
Taiwan Glass Industry Corp.	4,310	3,374
Taiwan Mobile Co. Ltd.	3,118	9,844
Taiwan Semiconductor Manufacturing Co. Ltd.	61,993	1,093,692
Teco Electric and Machinery Co. Ltd.	7,581	7,282
Transcend Information, Inc.	3,363	7,648
U-Ming Marine Transport Corp.	2,000	3,389
Unimicron Technology Corp.	3,507	16,215
Uni-President Enterprises Corp.	13,200	29,693
United Microelectronics Corp.(a)	31,862	52,042
Vanguard International Semiconductor Corp.	3,030	10,180
Voltronic Power Technology Corp.	126	6,377
Walsin Lihwa Corp.	9,044	16,505
Walsin Technology Corp.	1,267	3,830
Wan Hai Lines Ltd.	2,173	5,547
Win Semiconductors Corp.	1,094	7,091
Winbond Electronics Corp.	6,926	5,026
Wistron Corp.	7,111	7,476
Wiwynn Corp.	293	7,377
Yageo Corp.	969	17,637
Yang Ming Marine Transport Corp.	3,839	8,071
Yuanta Financial Holding Co. Ltd.	35,467	26,680
Zhen Ding Technology Holding Ltd.	609	2,249
		2,623,429
Thailand-2.78%
Advanced Info Service PCL, NVDR	3,444	20,379
Airports of Thailand PCL, NVDR(a)	13,252	29,861
Asset World Corp. PCL, NVDR	23,334	4,220
B. Grimm Power PCL, NVDR	2,372	2,908
Bangkok Dusit Medical Services PCL, NVDR	26,813	24,218
Bangkok Expressway & Metro PCL, NVDR	26,195	7,717
Banpu PCL, NVDR	14,536	5,130
Berli Jucker PCL, NVDR	3,370	3,897
BTS Group Holdings PCL, NVDR	24,387	6,259
Bumrungrad Hospital PCL, NVDR	1,065	7,013
Central Pattana PCL, NVDR	7,722	16,722
Central Retail Corp. PCL, NVDR	2,450	3,168
Charoen Pokphand Foods PCL, NVDR	10,891	7,797
CP ALL PCL, NVDR	15,206	30,633
Delta Electronics Thailand PCL, NVDR	789	21,628
Electricity Generating PCL, NVDR	882	4,659
Energy Absolute PCL, NVDR	6,357	16,697

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Thailand-(continued)
Global Power Synergy PCL, NVDR	1,364	$2,856
Gulf Energy Development PCL, NVDR	13,285	21,726
Home Product Center PCL, NVDR	18,909	8,226
Indorama Ventures PCL, NVDR	6,527	8,023
Intouch Holdings PCL, NVDR	7,499	16,566
IRPC PCL, NVDR	7,485	696
Kasikornbank PCL, NVDR	1,267	5,579
Krung Thai Bank PCL, NVDR	16,222	8,618
Krungthai Card PCL, NVDR	4,732	8,114
Land & Houses PCL, NVDR	22,042	6,621
Minor International PCL, NVDR(a)	11,934	12,090
Muangthai Capital PCL, NVDR	2,468	2,825
Osotspa PCL, NVDR	4,028	3,432
PTT Exploration & Production PCL, NVDR	3,705	19,345
PTT Global Chemical PCL, NVDR	3,695	5,541
PTT PCL, NVDR	34,257	34,626
Ratch Group PCL, NVDR	2,575	3,305
SCB X PCL, NVDR	5,850	18,482
SCG Packaging PCL, NVDR	583	925
Siam Cement PCL (The), NVDR	2,513	25,635
Siam Makro PCL, NVDR	4,987	6,329
Srisawad Corp. PCL, NVDR	2,259	3,672
Thai Oil PCL, NVDR	3,260	5,730
Thai Union Group PCL, NVDR	9,671	4,688
TMBThanachart Bank PCL, NVDR	50,173	2,239
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	1,044	17
Total Access Communication PCL, NVDR	4,622	6,945
True Corp. PCL, NVDR	46,501	6,846
		462,603
Turkey-0.98%
Akbank T.A.S.	7,231	6,572
Aksa Akrilik Kimya Sanayii A.S.	330	1,358
Aksa Enerji Uretim A.S.	1,904	3,608
Arcelik A.S.	698	3,990
Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,132	6,463
BIM Birlesik Magazalar A.S.	1,461	9,694
Can2 Termik A.S.(a)	883	4,605
Coca-Cola Icecek A.S.	313	3,053
EIS Eczacibasi Ilac, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,896	2,547
Enka Insaat ve Sanayi A.S.	3,469	5,493
Eregli Demir ve Celik Fabrikalari T.A.S.	3,560	7,238
Europen Endustri Insaat Sanayi VE Ticaret A.S.(a)	1,800	983
Ford Otomotiv Sanayi A.S.	198	5,386
Gubre Fabrikalari TAS(a)	546	8,033
Haci Omer Sabanci Holding A.S.	3,524	7,334
Hektas Ticaret T.A.S.(a)	2,644	4,427
Is Gayrimenkul Yatirim Ortakligi A.S.(a)	2,825	1,736
Kizilbuk Gayrimenkul Yatirim Ortakligi A.S.(a)	1,100	1,490
KOC Holding A.S.	2,579	10,509
Migros Ticaret A.S.(a)	140	1,027
Oyak Cimento Fabrikalari A.S.(a)	2,325	2,656
Pegasus Hava Tasimaciligi A.S.(a)	84	2,213
Penta Teknoloji Urunleri Dagitim Ticaret A.S.(a)	963	2,089
Petkim Petrokimya Holding A.S.(a)	4,461	3,873
Sasa Polyester Sanayi A.S.(a)	1,091	5,817
Turk Hava Yollari AO(a)	3,375	24,779
Turkcell Iletisim Hizmetleri A.S.	3,128	6,053
Turkiye Garanti Bankasi A.S.	785	1,007
Turkiye Is Bankasi A.S., Class C	9,887	5,737
Turkiye Petrol Rafinerileri A.S.(a)	250	7,860
	Shares	Value
Turkey-(continued)
Turkiye Sise ve Cam Fabrikalari A.S.	2,493	$5,259
Yapi ve Kredi Bankasi A.S.	1,800	873
		163,762
United Arab Emirates-1.67%
Abu Dhabi Commercial Bank PJSC	8,117	18,585
Abu Dhabi Islamic Bank PJSC	3,649	9,366
Abu Dhabi National Oil Co. for Distribution PJSC	1,188	1,423
Abu Dhabi Ports Co. PJSC(a)	3,783	6,092
ADNOC Drilling Co. PJSC	3,114	2,874
Air Arabia PJSC	18,556	11,114
AL Seer Marine Supplies & Equipment Co. LLC(a)	385	903
Aldar Properties PJSC	11,465	13,639
Alpha Dhabi Holding PJSC(a)	3,437	22,458
Apex Investment Co. PSC(a)	1,266	996
Dana Gas PJSC	34,626	7,821
Dubai Electricity and Water Authority PJSC	8,376	5,405
Dubai Financial Market PJSC	6,323	2,436
Dubai Investments PJSC	22,340	13,221
Dubai Islamic Bank PJSC	5,385	8,166
Emaar Development PJSC(a)	5,974	7,268
Emaar Properties PJSC	10,494	15,910
Emirates Telecommunications Group Co. PJSC	9,564	66,980
Fertiglobe PLC	3,350	3,648
First Abu Dhabi Bank PJSC	12,279	45,522
Multiply Group PJSC(a)	8,956	9,884
Q Holding PJSC(a)	4,718	4,434
		278,145
United States-0.15%
GCC S.A.B. de C.V.	865	6,951
JBS S.A.	3,168	12,494
Parade Technologies Ltd.	176	5,472
		24,917
Total Common Stocks & Other Equity Interests (Cost $16,797,183)		15,443,034
Exchange-Traded Funds-7.09%
India-7.09%
Invesco India ETF(i)	27,758	590,690
iShares MSCI India ETF(a)(c)	14,375	589,231
Total Exchange-Traded Funds (Cost $1,268,342)		1,179,921
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(i)(j) (Cost $11,981)	11,981	11,981
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $18,077,506)		16,634,936
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.31%
Invesco Private Government Fund, 4.36%(i)(j)(k)	340,383	340,383

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(i)(j)(k)	875,156	$875,419
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,215,810)		1,215,802
TOTAL INVESTMENTS IN SECURITIES-107.24% (Cost $19,293,316)		17,850,738
OTHER ASSETS LESS LIABILITIES-(7.24)%		(1,204,628)
NET ASSETS-100.00%		$16,646,110
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,682,674, which represented 10.11% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Invesco India ETF	$683,293	$2,177	$(173,014)	$(86,812)	$82,219	$590,690	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	71,082	(59,101)	-	-	11,981	56
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	175,821	2,191,260	(2,026,698)	-	-	340,383	2,587*
Invesco Private Prime Fund	451,899	4,555,287	(4,132,006)	(47)	286	875,419	7,149*
Total	$1,311,013	$6,819,806	$(6,390,819)	$(86,859)	$82,505**	$1,818,473	$9,792

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$82,827

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$102,612,222	$-	$102,612,222
Money Market Funds	221,214	-	-	221,214
Total Investments	$221,214	$102,612,222	$-	$102,833,436
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$82,992,388	$-	$13,464	$83,005,852
Money Market Funds	3,014	2,618,560	-	2,621,574
Total Investments	$82,995,402	$2,618,560	$13,464	$85,627,426
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,397,558	$8,964,246	$81,230	$15,443,034
Exchange-Traded Funds	1,179,921	-	-	1,179,921
Money Market Funds	11,981	1,215,802	-	1,227,783
Total Investments	$7,589,460	$10,180,048	$81,230	$17,850,738